As Filed with the U.S. Securities and Exchange Commission on July 30, 2013

1933 Act File No. 333-116351

1940 Act File No. 811-21591

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 24 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 25 ☒
(Check appropriate box or boxes.)
__________________
American Century Asset Allocation Portfolios, Inc.
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: July 31, 2013

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on July 31, 2013 (Central) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

July 31, 2013

American Century Investments

Prospectus

One Choice℠In Retirement Portfolio R6	One Choice℠ 2035 Portfolio R6
R6 Class (ARDTX)	R6 Class (ARLDX)
One Choice℠ 2015 Portfolio R6	One Choice℠ 2040 Portfolio R6
R6 Class (ARNDX)	R6 Class (ARDUX)
One Choice℠ 2020 Portfolio R6	One Choice℠ 2045 Portfolio R6
R6 Class (ARBDX)	R6 Class (ARDOX)
One Choice℠ 2025 Portfolio R6	One Choice℠ 2050 Portfolio R6
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice℠2030 Portfolio R6	One Choice℠ 2055 Portfolio R6
R6 Class (ARCUX)	R6 Class (AREUX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary – One Choice In Retirement Portfolio R6	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	3
Purchase and Sale of Fund Shares	4
Tax Information	4
Fund Summary – One Choice 2015 Portfolio R6	5
Investment Objective	5
Fees and Expenses	5
Principal Investment Strategies	5
Principal Risks	6
Fund Performance	7
Portfolio Management	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Fund Summary – One Choice 2020 Portfolio R6	8
Investment Objective	8
Fees and Expenses	8
Principal Investment Strategies	9
Principal Risks	10
Fund Performance	10
Portfolio Management	10
Purchase and Sale of Fund Shares	11
Tax Information	11
Fund Summary – One Choice 2025 Portfolio R6	12
Investment Objective	12
Fees and Expenses	12
Principal Investment Strategies	13
Principal Risks	14
Fund Performance	14
Portfolio Management	14
Purchase and Sale of Fund Shares	15
Tax Information	15
Fund Summary – One Choice 2030 Portfolio R6	16
Investment Objective	16
Fees and Expenses	16
Principal Investment Strategies	17
Principal Risks	18
Fund Performance	18
Portfolio Management	18
Purchase and Sale of Fund Shares	19
Tax Information	19
Fund Summary – One Choice 2035 Portfolio R6	20
Investment Objective	20
Fees and Expenses	20

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Principal Investment Strategies	20
Principal Risks	21
Fund Performance	22
Portfolio Management	22
Purchase and Sale of Fund Shares	22
Tax Information	22
Fund Summary – One Choice 2040 Portfolio R6	23
Investment Objective	23
Fees and Expenses	23
Principal Investment Strategies	23
Principal Risks	24
Fund Performance	25
Portfolio Management	25
Purchase and Sale of Fund Shares	25
Tax Information	25
Fund Summary – One Choice 2045 Portfolio R6	26
Investment Objective	26
Fees and Expenses	26
Principal Investment Strategies	26
Principal Risks	27
Fund Performance	28
Portfolio Management	28
Purchase and Sale of Fund Shares	28
Tax Information	28
Fund Summary – One Choice 2050 Portfolio R6	29
Investment Objective	29
Fees and Expenses	29
Principal Investment Strategies	29
Principal Risks	30
Fund Performance	31
Portfolio Management	31
Purchase and Sale of Fund Shares	31
Tax Information	31
Fund Summary – One Choice 2055 Portfolio R6	32
Investment Objective	32
Fees and Expenses	32
Principal Investment Strategies	32
Principal Risks	33
Fund Performance	34
Portfolio Management	34
Purchase and Sale of Fund Shares	34
Tax Information	34
Objectives, Strategies and Risks	35
Management	39
Investing Through a Financial Intermediary	41
Additional Policies Affecting Your Investment	42
Share Price and Distributions	44
Taxes	45

Fund Summary – One Choice In Retirement Portfolio R6

Investment Objective

The fund seeks current income. Capital appreciation is a secondary objective.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.51%
Total Annual Fund Operating Expenses	0.52%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$53	$167

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies

One Choice In Retirement Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	45.00%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.80%
NT Equity Growth Fund	10.00%	Inflation-Adjusted Bond Fund	7.60%
NT Growth Fund	6.50%	International Bond Fund	7.00%
NT International Growth Fund	5.00%	NT Diversified Bond Fund	26.60%
NT Large Company Value Fund	11.00%
NT Mid Cap Value Fund	4.00%	Cash Equivalents (Money Market Funds)	10.00%
NT Small Company Fund	2.00%	Premium Money Market Fund	10.00%
NT Vista Fund	2.50%
Real Estate Fund	1.00%

2

The target asset mix of One Choice In Retirement Portfolio R6 is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds, we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

3

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

4

Fund Summary – One Choice 2015 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.52%
Total Annual Fund Operating Expenses	0.53%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$54	$170

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2015 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	46.46%	Fixed-Income Securities (Bond Funds)	44.29%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.75%
NT Emerging Markets Fund	0.38%	Inflation-Adjusted Bond Fund	7.50%
NT Equity Growth Fund	9.87%	International Bond Fund	6.72%
NT Growth Fund	6.87%	NT Diversified Bond Fund	26.32%
NT International Growth Fund	5.13%
NT Large Company Value Fund	11.00%	Cash Equivalents (Money Market Funds)	9.25%
NT Mid Cap Value Fund	4.25%	Premium Money Market Fund	9.25%
NT Small Company Fund	2.00%
NT Vista Fund	2.88%
Real Estate Fund	1.08%

5

The target date in the fund name (2015) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it

6

invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.
•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

7

Fund Summary – One Choice 2020 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.54%
Total Annual Fund Operating Expenses	0.55%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$56	$177

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

8

Principal Investment Strategies

One Choice 2020 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	51.58%	Fixed-Income Securities (Bond Funds)	41.67%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.60%
NT Emerging Markets Fund	1.50%	Inflation-Adjusted Bond Fund	7.23%
NT Equity Growth Fund	9.50%	International Bond Fund	5.70%
NT Growth Fund	8.00%	NT Diversified Bond Fund	25.14%
NT International Growth Fund	6.13%
NT Large Company Value Fund	11.24%	Cash Equivalents (Money Market Funds)	6.75%
NT Mid Cap Value Fund	5.00%	Premium Money Market Fund	6.75%
NT Small Company Fund	2.00%
NT Vista Fund	3.88%
Real Estate Fund	1.33%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

9

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

10

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

11

Fund Summary – One Choice 2025 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.57%
Total Annual Fund Operating Expenses	0.58%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$59	$186

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

12

Principal Investment Strategies

One Choice 2025 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	56.83%	Fixed-Income Securities (Bond Funds)	38.17%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.40%
NT Emerging Markets Fund	2.38%	Inflation-Adjusted Bond Fund	6.77%
NT Equity Growth Fund	9.25%	International Bond Fund	4.25%
NT Growth Fund	9.37%	NT Diversified Bond Fund	23.75%
NT International Growth Fund	7.13%
NT Large Company Value Fund	11.50%	Cash Equivalents (Money Market Funds)	5.00%
NT Mid Cap Value Fund	5.50%	Premium Money Market Fund	5.00%
NT Small Company Fund	2.55%
NT Vista Fund	4.57%
Real Estate Fund	1.58%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

13

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

14

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

15

Fund Summary – One Choice 2030 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.59%
Total Annual Fund Operating Expenses	0.60%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$61	$193

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

16

Principal Investment Strategies

One Choice 2030 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	62.83%	Fixed-Income Securities (Bond Funds)	32.17%
NT Core Equity Plus Fund	3.25%	High-Yield Fund	3.02%
NT Emerging Markets Fund	2.88%	Inflation-Adjusted Bond Fund	6.15%
NT Equity Growth Fund	9.25%	International Bond Fund	1.75%
NT Growth Fund	11.12%	NT Diversified Bond Fund	21.25%
NT International Growth Fund	8.63%
NT Large Company Value Fund	12.12%	Cash Equivalents (Money Market Funds)	5.00%
NT Mid Cap Value Fund	5.25%	Premium Money Market Fund	5.00%
NT Small Company Fund	3.50%
NT Vista Fund	5.00%
Real Estate Fund	1.83%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

17

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

18

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

19

Fund Summary – One Choice 2035 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.61%
Total Annual Fund Operating Expenses	0.62%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$63	$199

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2035 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	69.40%	Fixed-Income Securities (Bond Funds)	26.35%
NT Core Equity Plus Fund	3.25%	High-Yield Fund	2.60%
NT Emerging Markets Fund	3.50%	Inflation-Adjusted Bond Fund	5.30%
NT Equity Growth Fund	9.63%	NT Diversified Bond Fund	18.45%
NT Growth Fund	12.87%
NT International Growth Fund	9.75%	Cash Equivalents (Money Market Funds)	4.25%
NT Large Company Value Fund	12.87%	Premium Money Market Fund	4.25%
NT Mid Cap Value Fund	5.63%
NT Small Company Fund	4.20%
NT Vista Fund	5.63%
Real Estate Fund	2.07%

20

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

21

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

22

Fund Summary – One Choice 2040 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.64%
Total Annual Fund Operating Expenses	0.65%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$67	$208

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2040 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	75.67%	Fixed-Income Securities (Bond Funds)	22.58%
NT Core Equity Plus Fund	3.63%	High-Yield Fund	2.25%
NT Emerging Markets Fund	4.38%	Inflation-Adjusted Bond Fund	4.50%
NT Equity Growth Fund	10.25%	NT Diversified Bond Fund	15.83%
NT Growth Fund	13.88%
NT International Growth Fund	10.00%	Cash Equivalents (Money Market Funds)	1.75%
NT Large Company Value Fund	13.88%	Premium Money Market Fund	1.75%
NT Mid Cap Value Fund	6.62%
NT Small Company Fund	4.08%
NT Vista Fund	6.62%
Real Estate Fund	2.33%

23

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

24

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

25

Fund Summary – One Choice 2045 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.66%
Total Annual Fund Operating Expenses	0.67%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$69	$215

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2045 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	80.63%	Fixed-Income Securities (Bond Funds)	19.37%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.93%
NT Emerging Markets Fund	5.25%	Inflation-Adjusted Bond Fund	3.85%
NT Equity Growth Fund	10.30%	NT Diversified Bond Fund	13.59%
NT Growth Fund	14.62%
NT International Growth Fund	10.13%	Cash Equivalents (Money Market Funds)	0.00%
NT Large Company Value Fund	14.62%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.13%
NT Vista Fund	7.25%
Real Estate Fund	2.58%

26

The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

27

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

28

Fund Summary – One Choice 2050 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.68%
Total Annual Fund Operating Expenses	0.69%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$71	$221

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2050 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	83.08%	Fixed-Income Securities (Bond Funds)	16.92%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.68%
NT Emerging Markets Fund	6.25%	Inflation-Adjusted Bond Fund	3.35%
NT Equity Growth Fund	10.38%	NT Diversified Bond Fund	11.89%
NT Growth Fund	14.87%
NT International Growth Fund	9.87%	Cash Equivalents (Money Market Funds)	0.00%
NT Large Company Value Fund	15.13%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.75%
NT Vista Fund	7.25%
Real Estate Fund	2.83%

29

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

30

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

31

Fund Summary – One Choice 2055 Portfolio R6

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.01%
Acquired Fund Fees and Expenses[1]	0.68%
Total Annual Fund Operating Expenses	0.69%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
R6 Class	$71	$221

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2055 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	85.00%	Fixed-Income Securities (Bond Funds)	15.00%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.50%
NT Emerging Markets Fund	6.50%	Inflation-Adjusted Bond Fund	3.00%
NT Equity Growth Fund	10.75%	NT Diversified Bond Fund	10.50%
NT Growth Fund	15.25%
NT International Growth Fund	9.50%	Cash Equivalents (Money Market Funds)	0.00%
NT Large Company Value Fund	15.50%
NT Mid Cap Value Fund	7.50%
NT Small Company Fund	5.00%
NT Vista Fund	7.50%
Real Estate Fund	3.00%

32

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•

Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

33

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Purchase and Sale of Fund Shares

The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Tax Information

By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

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Objectives, Strategies and Risks

What are the funds’ investment objectives?

One Choice In Retirement Portfolio R6 seeks current income. Capital appreciation is a secondary objective.

Each of One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 seeks the highest total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.

What are the funds’ principal investment strategies?

Each fund invests in a combination of underlying American Century Investments funds. Each fund’s target allocation is intended to diversify investments among various asset classes such as stocks, bonds and money market instruments. The target asset mix for One Choice In Retirement Portfolio R6 is expected to remain fixed over time. For each fund with a target year, the target asset mix will be adjusted in a step-like fashion. For example, assume the current stock weighting in One Choice 2035 Portfolio R6 is approximately 70% and the stock weighting in One Choice 2030 Portfolio R6 is approximately 63%. Over time, we would expect to reduce the stock weighting in One Choice 2035 Portfolio R6. Over a five year period the stock weighting would be reduced to approximately 63%. In effect, One Choice 2035 Portfolio R6 is expected to have the same stock weighting in five years as One Choice 2030 Portfolio R6 has now. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds.

A fund with an earlier target date represents a more conservative choice. A fund with a later target date represents a more aggressive choice. The target year does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65.

The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund as of the date of the prospectus.

Asset Class	Underlying Fund[1]	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Equity Securities (Stock Funds)
	NT Core Equity Plus Fund	3.00%	3.00%	3.00%	3.00%	3.25%
	NT Emerging Markets Fund	0.00%	0.38%	1.50%	2.38%	2.88%
	NT Equity Growth Fund	10.00%	9.87%	9.50%	9.25%	9.25%
	NT Growth Fund	6.50%	6.87%	8.00%	9.37%	11.12%
	NT International Growth Fund	5.00%	5.13%	6.13%	7.13%	8.63%
	NT Large Company Value Fund	11.00%	11.00%	11.24%	11.50%	12.12%
	NT Mid Cap Value Fund	4.00%	4.25%	5.00%	5.50%	5.25%
	NT Small Company Fund	2.00%	2.00%	2.00%	2.55%	3.50%
	NT Vista Fund	2.50%	2.88%	3.88%	4.57%	5.00%
	Real Estate Fund	1.00%	1.08%	1.33%	1.58%	1.83%
	TOTAL	45.00%	46.46%	51.58%	56.83%	62.83%
Fixed-Income Securities (Bond Funds)
	High-Yield Fund	3.80%	3.75%	3.60%	3.40%	3.02%
	Inflation-Adjusted Bond Fund	7.60%	7.50%	7.23%	6.77%	6.15%
	International Bond Fund	7.00%	6.72%	5.70%	4.25%	1.75%
	NT Diversified Bond Fund	26.60%	26.32%	25.14%	23.75%	21.25%
	TOTAL	45.00%	44.29%	41.67%	38.17%	32.17%
Cash Equivalents (Money Market Funds)
	Premium Money Market Fund	10.00%	9.25%	6.75%	5.00%	5.00%
	TOTAL	10.00%	9.25%	6.75%	5.00%	5.00%

[1]

The funds invest in the least expensive class of each underlying fund: R6 Class for all underlying funds except NT Core Equity Plus, NT Equity Growth, NT Small Company and Inflation-Adjusted Bond (Institutional Class) and Premium Money Market (Investor Class).

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Asset Class	Underlying Fund[1]	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Equity Securities (Stock Funds)
	NT Core Equity Plus Fund	3.25%	3.63%	4.50%	4.50%	4.50%
	NT Emerging Markets Fund	3.50%	4.38%	5.25%	6.25%	6.50%
	NT Equity Growth Fund	9.63%	10.25%	10.30%	10.38%	10.75%
	NT Growth Fund	12.87%	13.88%	14.62%	14.87%	15.25%
	NT International Growth Fund	9.75%	10.00%	10.13%	9.87%	9.50%
	NT Large Company Value Fund	12.87%	13.88%	14.62%	15.13%	15.50%
	NT Mid Cap Value Fund	5.63%	6.62%	7.25%	7.25%	7.50%
	NT Small Company Fund	4.20%	4.08%	4.13%	4.75%	5.00%
	NT Vista Fund	5.63%	6.62%	7.25%	7.25%	7.50%
	Real Estate Fund	2.07%	2.33%	2.58%	2.83%	3.00%
	TOTAL	69.40%	75.67%	80.63%	83.08%	85.00%
Fixed-Income Securities (Bond Funds)
	High-Yield Fund	2.60%	2.25%	1.93%	1.68%	1.50%
	Inflation-Adjusted Bond Fund	5.30%	4.50%	3.85%	3.35%	3.00%
	International Bond Fund	0.00%	0.00%	0.00%	0.00%	0.00%
	NT Diversified Bond Fund	18.45%	15.83%	13.59%	11.89%	10.50%
	TOTAL	26.35%	22.58%	19.37%	16.92%	15.00%
Cash Equivalents (Money Market Funds)
	Premium Money Market Fund	4.25%	1.75%	0.00%	0.00%	0.00%
	TOTAL	4.25%	1.75%	0.00%	0.00%	0.00%

[1]

The funds invest in the least expensive class of each underlying fund: R6 Class for all underlying funds except NT Core Equity Plus, NT Equity Growth, NT Small Company and Inflation-Adjusted Bond (Institutional Class) and Premium Money Market (Investor Class).

We do not intend to make frequent tactical adjustments to the target asset mix or to trade actively among underlying funds, other than the glide path adjustments described above. However, we reserve the right to modify the target allocations and underlying fund weightings and to substitute other underlying funds from time to time should circumstances warrant a change.

The portfolio managers regularly review each fund to determine whether rebalancing is appropriate. In making this determination, the managers may consider a number of factors, including a fund’s allocations among asset classes, investment styles, market capitalizations, global diversification and real estate holdings.

A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.

What are the underlying funds’ investment techniques?

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time. In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds’ portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

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The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the underlying fund will sell the security as soon as reasonably possible.

A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds’ prospectuses, which are available on our website at ipro.americancentury.com. From the descriptions of the funds’ holdings, hyperlinks will take you to information about the underlying funds.

Stock Funds

NT Core Equity Plus seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies. It invests approximately 130% of its assets in long positions, while 30% of its assets are sold short.

NT Emerging Markets seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

NT Equity Growth seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

NT Growth seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT International Growth seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

NT Large Company Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

NT Mid Cap Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.

NT Small Company seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

NT Vista seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.

Bond Funds

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

International Bond seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the United States.

NT Diversified Bond seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

Money Market Funds

Premium Money Market seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

What are the principal risks of investing in the funds?

Each fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

Each fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

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Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund’s style, that fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessment of a company’s prospects for earnings or growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Underlying funds that invest in mid-sized and smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

The value of an underlying fund’s fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Funds with longer weighted maturities are more sensitive to interest rate changes.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal.

The value of an underlying fund’s fixed-income securities also will be affected by the inability or perceived inability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some of the underlying funds invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries is also riskier than investing in securities of companies located in foreign developed countries.

The underlying funds do not invest in certain tobacco-related securities. As a result, the underlying fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The value of an underlying fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

These funds are intended for investors who seek a diversified investment whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds’ asset allocation strategies.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds, including losses near to, at, or after retirement. There is no guarantee that a fund will provide adequate income at or through your retirement.

What will happen when a fund reaches its target year?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio R6. Within two to three years thereafter, the fund’s Board of Directors may approve combining such fund with One Choice In Retirement Portfolio R6. Once such a combination occurs, shareholders of the fund will become shareholders of One Choice In Retirement Portfolio R6.

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Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds). The directors also serve in that capacity for many of the underlying funds.

The Investment Advisor

The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century Investments funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. Additionally, the advisor is responsible for the selection and management of the underlying funds’ portfolio investments.

The advisor does not receive a management fee for managing the funds. However, the advisor receives a management fee for managing the underlying funds. See the underlying funds’ prospectuses for specific fees.

A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement with the advisor will be available in the funds’ annual report to shareholders dated July 31, 2013.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2009. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2010. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank. He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

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Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2013. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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Investing Through a Financial Intermediary

The funds’ R6 Class shares are available for purchase without sales charges or commissions by participants in certain employer-sponsored retirement plans. R6 Class shares may be purchased or redeemed only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary or employer-sponsored retirement plan through which you invest. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. However, American Century Investments does not pay any service, distribution or administrative fees to financial intermediaries for R6 Class shares.

In some circumstances, the advisor may pay financial intermediaries a fee for promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about American Century Investments’ funds and may cover the expenses associated with attendance at such meetings, including travel costs. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

There may be additional expenses charged by your employer-sponsored retirement plan. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

Moving Between Share Classes and Accounts

You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment

Eligibility and Minimum Investment Amounts for R6 Class Shares

The funds’ R6 Class shares are available only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, plan level or omnibus accounts must be held on the books of the fund. American Century does not impose plan size or participant number requirements by class, however, financial intermediaries or plan recordkeepers may require plans to meet different requirements. R6 Class shares are not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.

There is no minimum initial investment amount or subsequent investment amount for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the statement of additional information.

Modifying or Canceling a Transaction

Transaction instructions are irrevocable. That means that once you have mailed or otherwise transmitted your transaction instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We reserve the right to require a signature guarantee, or we may employ other security measures, such as signature comparison, at our discretion.

Abusive Trading Practices

Short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century Investments mutual funds, short-term trading and other abusive trading activity in the funds may disrupt the underlying funds’ portfolio management strategies and harm their performance. If the cumulative amount of short-term trading activity is significant relative to an underlying fund’s net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds’ performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of a fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Each fund’s NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

One Choice In Retirement Portfolio R6 generally expects to pay distributions of substantially all of its income quarterly. One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 generally expect to pay distributions of substantially all of their income annually. Distributions from realized capital gains for all the funds are generally paid annually, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions.

44

Taxes

Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

45

Fund Reference	Fund Code	Newspaper Listing
One Choice In Retirement Portfolio R6
R6 Class	839	OCPINRET
One Choice 2015 Portfolio R6
R6 Class	852	OCP2015
One Choice 2020 Portfolio R6
R6 Class	853	OCP2020
One Choice 2025 Portfolio R6
R6 Class	854	OCP2025
One Choice 2030 Portfolio R6
R6 Class	855	OCP2030
One Choice 2035 Portfolio R6
R6 Class	856	OCP2035
One Choice 2040 Portfolio R6
R6 Class	857	OCP2040
One Choice 2045 Portfolio R6
R6 Class	869	OCP2045
One Choice 2050 Portfolio R6
R6 Class	889	OCP2050
One Choice 2055 Portfolio R6
R6 Class	896	N/A

  Notes

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at ipro.americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds’ shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments ipro.americancentury.com

Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-21591

CL-PRS-79252   1307

July 31, 2013 American Century Investments Statement of Additional Information American Century Asset Allocation Portfolios, Inc.

One ChoiceSM In Retirement Portfolio

Investor Class (ARTOX)

Institutional Class (ATTIX)

A Class (ARTAX)

C Class (ATTCX)

R Class (ARSRX)

One ChoiceSM 2015 Portfolio

Investor Class (ARFIX)

Institutional Class (ARNIX)

A Class (ARFAX)

C Class (AFNCX)

R Class (ARFRX)

One ChoiceSM 2020 Portfolio

Investor Class (ARBVX)

Institutional Class (ARBSX)

A Class (ARBMX)

C Class (ARNCX)

R Class (ARBRX)

One ChoiceSM 2025 Portfolio

Investor Class (ARWIX)

Institutional Class (ARWFX)

A Class (ARWAX)

C Class (ARWCX)

R Class (ARWRX)

One ChoiceSM 2040 Portfolio

Investor Class (ARDVX)

Institutional Class (ARDSX)

A Class (ARDMX)

C Class (ARNOX)

R Class (ARDRX)

One ChoiceSM 2045 Portfolio

Investor Class (AROIX)

Institutional Class (AOOIX)

A Class (AROAX)

C Class (AROCX)

R Class (ARORX)

One ChoiceSM 2050 Portfolio

Investor Class (ARFVX)

Institutional Class (ARFSX)

A Class (ARFMX)

C Class (ARFDX)

R Class (ARFWX)

One ChoiceSM 2055 Portfolio

Investor Class (AREVX)

Institutional Class (ARENX)

A Class (AREMX)

C Class (AREFX)

R Class (AREOX)

One ChoiceSM In Retirement
Portfolio R6

R6 Class (ARDTX)

One ChoiceSM 2015 Portfolio R6

R6 Class (ARNDX)

One ChoiceSM 2020 Portfolio R6

R6 Class (ARBDX)

One ChoiceSM 2025 Portfolio R6

R6 Class (ARWDX)

One ChoiceSM 2030 Portfolio R6

R6 Class (ARCUX)

One ChoiceSM 2035 Portfolio R6

R6 Class (ARLDX)

One ChoiceSM 2040 Portfolio R6

R6 Class (ARDUX)

One ChoiceSM 2045 Portfolio R6

R6 Class (ARDOX)

One ChoiceSM 2050 Portfolio R6

R6 Class (ARFEX)

One ChoiceSM 2055 Portfolio R6

R6 Class (AREUX)

One ChoiceSM 2030 Portfolio

Investor Class (ARCVX)

Institutional Class (ARCSX)

A Class (ARCMX)

C Class (ARWOX)

R Class (ARCRX)

One ChoiceSM 2035 Portfolio

Investor Class (ARYIX)

Institutional Class (ARLIX)

A Class (ARYAX)

C Class (ARLCX)

R Class (ARYRX)

One Choice Portfolio®:
Very Conservative

Investor Class (AONIX)

One Choice Portfolio®: Conservative

Investor Class (AOCIX)

One Choice Portfolio®: Moderate

Investor Class (AOMIX)

One Choice Portfolio®: Aggressive

Investor Class (AOGIX)

One Choice Portfolio®:
Very Aggressive

Investor Class (AOVIX)

This statement of additional information adds to the discussion in the funds’ prospectuses dated
December 1, 2012 and July 31, 2013, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ website at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds’ annual or semiannual reports by calling 1-800-345-2021.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Table of Contents

The Funds’ History	2
Fund Investment Guidelines	5
Fund Investments and Risks	8
Investment Strategies and Risks	8
Investment Policies	23
Portfolio Turnover	25
Disclosure of Portfolio Holdings	26
Management	26
The Board of Directors	27
Officers	34
Code of Ethics	34
Proxy Voting Guidelines	35
The Funds’ Principal Shareholders	36
Service Providers	36
Investment Advisor	36
Portfolio Managers	38
Transfer Agent and Administrator	42
Sub-Administrator	42
Distributor	42
Custodian Bank	42
Independent Registered Public Accounting Firm	42
Brokerage Allocation	43
Information About Fund Shares	43
Multiple Class Structure	43
Valuation of a Fund’s Securities	46
Special Requirements for Large Redemptions	46
Taxes	46
Federal Income Tax	46
State and Local Taxes	48
Financial Statements	48

Appendix A – Principal Shareholders	A-1
Appendix B – Sales Charges and Payments to Dealers	B-1
Appendix C – Buying and Selling Fund Shares	C-1

The Funds’ History

American Century Asset Allocation Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 2004. Throughout this statement of additional information, we refer to American Century Asset Allocation Portfolios, Inc. as the corporation.

Throughout this statement of additional information, One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 are collectively referred to as the “One Choice Target Date Portfolios.” Additionally, One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive are collectively referred to as “One Choice Target Risk Portfolios.”

Each of the funds described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers. Prior to May 31, 2013, One Choice In Retirement Portfolio was known as LIVESTRONG Income Portfolio and the remaining target-dated One Choice Portfolios were known as the LIVESTRONG Portfolios, and prior to May 15, 2006, they were known as the My Retirement Portfolios.

Fund/Class	Ticker Symbol	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	08/31/2004
Institutional Class	ATTIX	08/31/2004
A Class	ARTAX	08/31/2004
C Class	ATTCX	03/01/2010
R Class	ARSRX	08/31/2004
One Choice 2015 Portfolio
Investor Class	ARFIX	08/31/2004
Institutional Class	ARNIX	08/31/2004
A Class	ARFAX	08/31/2004
C Class	AFNCX	03/01/2010
R Class	ARFRX	08/31/2004
One Choice 2020 Portfolio
Investor Class	ARBVX	05/30/2008
Institutional Class	ARBSX	05/30/2008
A Class	ARBMX	05/30/2008
C Class	ARNCX	03/01/2010
R Class	ARBRX	05/30/2008
One Choice 2025 Portfolio
Investor Class	ARWIX	08/31/2004
Institutional Class	ARWFX	08/31/2004
A Class	ARWAX	08/31/2004
C Class	ARWCX	03/01/2010
R Class	ARWRX	08/31/2004

Fund/Class	Ticker Symbol	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	05/30/2008
Institutional Class	ARCSX	05/30/2008
A Class	ARCMX	05/30/2008
C Class	ARWOX	03/01/2010
R Class	ARCRX	05/30/2008
One Choice 2035 Portfolio
Investor Class	ARYIX	08/31/2004
Institutional Class	ARLIX	08/31/2004
A Class	ARYAX	08/31/2004
C Class	ARLCX	03/01/2010
R Class	ARYRX	08/31/2004
One Choice 2040 Portfolio
Investor Class	ARDVX	05/30/2008
Institutional Class	ARDSX	05/30/2008
A Class	ARDMX	05/30/2008
C Class	ARNOX	03/01/2010
R Class	ARDRX	05/30/2008
One Choice 2045 Portfolio
Investor Class	AROIX	08/31/2004
Institutional Class	AOOIX	08/31/2004
A Class	AROAX	08/31/2004
C Class	AROCX	03/01/2010
R Class	ARORX	08/31/2004
One Choice 2050 Portfolio
Investor Class	ARFVX	05/30/2008
Institutional Class	ARFSX	05/30/2008
A Class	ARFMX	05/30/2008
C Class	ARFDX	03/01/2010
R Class	ARFWX	05/30/2008
One Choice 2055 Portfolio
Investor Class	AREVX	03/31/2011
Institutional Class	ARENX	03/31/2011
A Class	AREMX	03/31/2011
C Class	AREFX	03/31/2011
R Class	AREOX	03/31/2011
One Choice In Retirement Portfolio R6
R6 Class	ARDTX	07/31/2013
One Choice 2015 Portfolio R6
R6 Class	ARNDX	07/31/2013
One Choice 2020 Portfolio R6
R6 Class	ARBDX	07/31/2013

One Choice 2025 Portfolio R6
R6 Class	ARWDX	07/31/2013
One Choice 2030 Portfolio R6
R6 Class	ARCUX	07/31/2013
One Choice 2035 Portfolio R6
R6 Class	ARLDX	07/31/2013
One Choice 2040 Portfolio R6
R6 Class	ARDUX	07/31/2013
One Choice 2045 Portfolio R6
R6 Class	ARDOX	07/31/2013
One Choice 2050 Portfolio R6
R6 Class	ARFEX	07/31/2013
One Choice 2055 Portfolio R6
R6 Class	AREUX	07/31/2013
One Choice Portfolio: Very Conservative
Investor Class	AONIX	09/30/2004
One Choice Portfolio: Conservative
Investor Class	AOCIX	09/30/2004
One Choice Portfolio: Moderate
Investor Class	AOMIX	09/30/2004
One Choice Portfolio: Aggressive
Investor Class	AOGIX	09/30/2004
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	09/30/2004

Fund Investment Guidelines

The funds’ advisor, American Century Investment Management, Inc., intends to operate the funds as “funds of funds,” meaning that substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds), as described in the funds’ prospectuses. More details about each of the underlying funds are available in its prospectus and statement of additional information, which are available on our website. This section explains the extent to which the underlying funds’ advisor can use various investment vehicles and strategies in managing the underlying funds’ assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 8. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies). Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)

with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the portfolio managers have broad powers to decide how to invest fund assets.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds’ prospectuses and below.

As described in the funds’ prospectuses, each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stock funds), fixed-income securities (bond funds) and cash-equivalent instruments (money market funds). Through the underlying funds, each fund’s assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund’s portfolio may be indirectly invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection. Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 11 under the heading Foreign Securities, are an example of the type of derivative security in which the underlying funds might invest. Derivative securities are discussed in greater detail on page 8 under the heading Derivative Securities.

The underlying funds’ portfolio managers use several investment disciplines in managing the equity portion of each fund’s portfolio, including growth, value and quantitative management disciplines. The growth discipline generally seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor’s investment criteria. This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The value investment discipline seeks capital growth by investing in equity securities of companies that the managers believe to be temporarily undervalued.

The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management’s belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, the more conservative funds (including portfolios with earlier target years) will generally have a higher proportion of their equity investments in value stocks than the more aggressive funds (including funds with more distant target years). Likewise, the more aggressive funds will generally have a greater proportion of growth stocks than the more conservative funds.

In addition, the equity portion of each fund’s portfolio will be further diversified among underlying funds that invest in small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest directly in multiple funds.

Quantitative management disciplines also may be represented in a portion of each fund’s portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market. American Century Investments’ quantitative management disciplines utilize a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks from most attractive to least attractive using a computer model that combines measures of a stock’s value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

A portion of each fund’s portfolio also may be invested in underlying funds that use short selling as a principal investment strategy. A short position arises when a fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The proceeds from the security sold short are used to buy additional securities (a long position). A fund’s use of short selling creates leverage in an attempt to increase returns.

The funds generally will remain exposed to each of the investment disciplines and categories described above. The allocations for One Choice In Retirement Portfolio and One Choice In Retirement Portfolio R6 are expected to remain fixed. However, the remaining One Choice Target Date Portfolios’ allocations will be adjusted over time to become more conservative; decreasing exposure to stocks and increasing exposure to bonds and cash, as the target year approaches. For the One Choice Target Risk Portfolios, a particular investment discipline or investment category may be emphasized when, in the managers’ opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

The fixed-income portion of a fund’s portfolio indirectly may include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. Some of the underlying funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page 18 under the heading Mortgage-Related and Other Asset-Backed Securities. As with the equity portion of a fund’s portfolio, the fixed-income portion of a fund’s portfolio will be diversified among the various fixed-income investment categories described above.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund’s fixed-income portfolio may include investment-grade and high-yield securities. Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody’s Investors Service, Inc. (Moody’s) or BBB by Standard & Poor’s Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to Moody’s, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P’s belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality. Each One Choice Target Date Portfolio may invest a minority portion of its assets in the High-Yield Fund or other underlying funds that invest primarily in below investment-grade (high-yield) securities. One Choice Portfolio: Moderate may invest up to 5% of its assets, and One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive may invest up to 10% of their assets in the High-Yield Fund or other similar underlying funds. One Choice Portfolio: Very Conservative and One Choice Portfolio: Conservative may not invest in such funds.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund’s portfolio may be indirectly invested. Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by an underlying fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

The cash-equivalent portion of a fund’s portfolio may be indirectly invested in high-quality money market instruments (denominated in U.S. dollars), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

The funds also may invest in underlying funds that invest primarily in foreign securities. Each One Choice Target Date Portfolio’s investments in foreign stock and bond funds is determined according to its target allocation, as set forth in the prospectus.

The following table shows the operating ranges for the One Choice Target Risk Portfolios’ investments in such underlying funds.

Fund	Foreign Equity Funds	Foreign Debt Funds
One Choice Portfolio: Very Conservative	0%	5-20%
One Choice Portfolio: Conservative	3-15%	2-15%
One Choice Portfolio: Moderate	5-25%	0-10%
One Choice Portfolio: Aggressive	10-30%	0-10%
One Choice Portfolio: Very Aggressive	10-30%	0-5%

One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive may invest a minority portion of their foreign fund holdings in the Emerging Markets Fund or other underlying funds that invest primarily in equity securities of issuers in emerging market countries. One Choice Portfolio: Very Conservative and One Choice Portfolio: Conservative may not invest in such funds.

The funds are “strategic” rather than “tactical” allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds’ investment objectives and thus select a blend of underlying funds in the various asset classes.

Other than One Choice In Retirement Portfolio and One Choice In Retirement Portfolio R6, each One Choice Target Date Portfolio’s target asset mix is adjusted according to a predetermined glide path until the fund reaches its target year. By the time a fund reaches its target year, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio and One Choice In Retirement Portfolio R6. The managers also will review each fund’s allocations quarterly to determine whether rebalancing is appropriate. For the One Choice Target Risk Portfolios, the managers regularly review each fund’s investments and allocations and may make changes in the underlying fund holdings within each asset class or to a fund’s asset mix (generally within the operating ranges stated in the prospectus) to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund’s performance, the managers will generally attempt to reallocate assets gradually.

The funds attempt to diversify across asset classes and investment categories to a greater extent than funds that invest primarily in equity securities or primarily in fixed-income securities. However, the funds are managed to a specific target year or a general risk profile and may not provide an appropriately balanced investment plan for all investors.

Fund Investments and Risks

Investment Strategies and Risks

The underlying funds’ portfolio managers also may use the investment vehicles and techniques described in this section in managing the underlying funds’ assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to the One Choice Target Date Portfolios’ and the One Choice Target Risk Portfolios’ overall risk profiles. In the Investment Strategies and Risks section, references to funds mean the underlying funds, unless otherwise noted.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Derivative Securities

To the extent permitted by their investment objectives and policies, the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates. They also are used for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

•

the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative security will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•

the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;
•	the risk that a fund will have an obligation to deliver securities or currency pursuant to a derivatives transaction that such fund does not own at the inception of the derivatives trade;
•	the risk that the counterparty will fail to perform its obligations; and
•	the risk that a fund will be subject to higher volatility because some derivative securities create leverage.

The funds’ Board of Directors has reviewed the advisor’s policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Foreign Currency Exchange Transactions

A fund may conduct foreign currency transactions on a spot basis (i.e., for prompt delivery and settlement) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions for hedging or any other lawful purpose). See Derivative Securities, page 8. Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)

Settlement Hedges or Transaction Hedges – When the portfolio managers wish to lock in the U.S. dollar price of or proceeds from a foreign currency denominated security when a fund is purchasing or selling the security, a fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)

Position Hedges – When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)

Shifting Currency Exposure – A fund may also enter into forward contracts to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency and may result in the fund being obligated to deliver an amount in excess of the value of its securities or other assets denominated in that currency (a “net short” position). This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund’s custodian will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges, anticipatory hedges and shifting currency exposure.

Certain funds may also invest in nondeliverable forward (NDF) currency transactions. An NDF is a transaction that represents an agreement between the fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of an NDF transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the NDF agreement and the actual exchange rate on the agreed upon future date. The fund may use an NDF contract to gain exposure to foreign currencies which are not internationally traded or if the markets for such currencies are heavily regulated or highly taxed. When currency exchange rates do not move as anticipated, a fund could sustain losses on the NDF transaction. This risk is heightened when the transactions involve currencies of emerging market countries. Additionally, in certain less developed countries or with respect to certain currencies, some of these contracts may be relatively illiquid.

Foreign Securities

Some of the funds may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet their standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their investment objective and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

Currency Risk – The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Social, Political and Economic Risk – The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk – Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk – Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk – Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk – Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered on the issuer’s share register at the time of the transaction, or that a fund’s ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

Futures and Options

A fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to

•	protect against a decline in market value of the fund’s securities (taking a short futures position),
•	protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or
•	provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, consistent with the funds’ investment objectives, that are based on securities indices. The managers also may engage in futures and options transactions based on specific securities.

Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

By buying a put option, a fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price and in return a fund pays the current market price for the option (known as the option premium). A fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a fund will lose the entire premium it paid. If a fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss limited to the amount of the premium paid, plus related transaction costs.

The features of call options are essentially the same as those of put options, except that the buyer of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. The buyer of a typical call option can expect to realize a gain if the value of the underlying instrument increases substantially and can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

When a fund writes a put option, it takes the opposite side of the transaction from the option’s buyer. In return for the receipt of the premium, a fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. Otherwise, a fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the price of the underlying instrument rises, a put writer would generally realize as profit the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss.

A fund writing a call option is obligated to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. Writing calls generally is a profitable strategy if the price of the underlying instrument remains the same or falls. A call writer offsets part of the effect of a price decline by receipt of the option premium, but gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Some of the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Some funds may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted under the Commodity Futures Trading Commission (CFTC) rules. The advisor to each fund has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under that Act with respect to its provision of services to each fund.

The CFTC recently adopted certain rule amendments that may impose additional limits on the ability of a fund to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such fund. It is expected that the funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the funds. In the event that one of the funds engages in transactions that necessitate future registration with the CFTC, the advisor will register as a commodity pool operator and comply with applicable regulations with respect to that fund.

To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Inflation-Indexed Securities

The funds may purchase inflation-indexed securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund's net asset value could be negatively affected.

Initial Public Offerings

The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)

Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)

Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.

Investing in Emerging Market Countries

Some of the funds may invest in securities of issuers in emerging market (developing) countries. The funds consider “emerging market countries” to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Investment in Issuers with Limited Operating Histories

Some funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to registered investment companies, or other entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Bank Loans

Some of the funds may invest in bank loans, which include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically, these loans hold a senior position in the borrower's capital structure, may be secured by the borrower's assets and have interest rates that reset frequently. These loans are usually rated non-investment grade by the rating agencies. An economic downturn generally leads to higher non-payment and default rates by borrowers, and a bank loan can lose a substantial part of its value due to these and other adverse conditions and events. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A fund’s investments in bank loans are subject to credit risk, and there is no assurance that the liquidation of collateral would satisfy the claims of the borrower’s obligations in the event of non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. The interest rates on many bank loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less publicly available information about them .

A fund eligible to invest in bank loans may purchase bank loans from other lenders (sometimes referred to as loan assignments) or it may also acquire a participation interest in another lender's portion of the bank loan. Large bank loans to corporations or governments may be shared or syndicated among several lenders, usually commercial or investment banks. A fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. Risks of being a lender include credit risk (the borrower’s ability to meet required principal and interest payments under the terms of the loan), industry risk (the borrower’s industry’s exposure to rapid change or regulation), financial risk (the effectiveness of the borrower’s financial policies and use of leverage), liquidity risk (the adequacy of the borrower’s back-up sources of cash), and collateral risk (the sufficiency of the collateral’s value to repay the loan in the event of non-payment or default by the borrower). If a fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.

Loans of Portfolio Securities

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.

Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern:

•	the type and amount of collateral that must be received by the fund;
•	the circumstances under which additions to that collateral must be made by borrowers;
•	the return to be received by the fund on the loaned securities;
•	the limitations on the percentage of fund assets on loan; and
•	the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Mortgage-Related and Other Asset-Backed Securities

The funds may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition, the U.S. Treasury entered into senior preferred stock purchase agreements to provide additional financing to Fannie Mae and Freddie Mac. Under the terms of the agreements (as amended), the Treasury has committed funding to each entity up to $200 billion plus the cumulative amount of Fannie Mae or Freddie Mac’s net worth deficit as of the end of any calendar quarter in 2010, 2011 and 2012, less any positive net worth as of December 31, 2012. While the Treasury’s capital support is substantial, it is not unlimited.

The future status and role of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior preferred stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

•	are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;
•	are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; and
•

are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The managers expect the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds’ weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Directors.

Other Investment Companies

Each of the One Choice Target Date Portfolios and One Choice Target Risk Portfolios may invest up to 100% of its total assets in other American Century Investments mutual funds in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940.

Each of the underlying funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, each underlying fund’s investment in such securities, subject to certain exceptions, currently is limited to

(a)	3% of the total voting stock of any one investment company,
(b)	5% of the fund’s total assets with respect to any one investment company; and
(c)	10% of the fund’s total assets in the aggregate.

A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

ETFs, such as Standard & Poor's Depositary Receipts (SPDRs) and the Barclays Aggregate Bond ETF, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.

Repurchase agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each fund may invest no more that 15% (5% for money market funds) of the value of its assets in illiquid securities.

Short Sales

A fund engages in short selling when it sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. That fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the fund repays the person that lent it the security for any interest or dividends that may have been paid or accrued during the period of the loan. Each fund, other than Core Equity Plus and NT Core Equity Plus, may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

The use of short sales is a primary investment strategy of Core Equity Plus and NT Core Equity Plus. Each of these funds is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid securities with its custodian in at least an amount equal to the current market value of the securities sold short until the fund replaces a borrowed security.

In short sale transactions, a fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. In order to borrow the security, a fund may be required to pay compensation to the lender for securities that are difficult to borrow due to demand or other factors. Short sales also cause a fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain a fund may receive from a short sale transaction is decreased and the amount of any loss increased by the amount of compensation to the lender, accrued interest or dividends and transaction costs a fund may be required to pay.

There is no guarantee that a fund will be able to close out a short position at any particular time or at a particular price. During the time that a fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the fund is unable to borrow the same security from another lender. If that occurs, the fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

Short-Term Securities

The funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
•	Commercial Paper
•	Certificates of Deposit and Euro Dollar Certificates of Deposit
•	Bankers’ Acceptances
•	Short-term notes, bonds, debentures or other debt instruments
•	Repurchase agreements
•	Money market funds

Swap Agreements

A fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index [including inflation indexes], stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements. The swaps market is an evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Variable-, Floating-, and Auction-Rate Securities

Interest rates on securities may be fixed for the term of the investment (fixed-rate securities) or tied to prevailing interest rates. Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for specified periodic interest rate adjustments; auction-rate instruments have interest rates that are redetermined pursuant to an auction on specified dates.

Floating-rate securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation’s yield to maturity.

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Variable - and floating - rate securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.

Auction rate securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s investment objective set forth in its prospectus and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing

A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending

A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate

A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration

A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, except that the funds will invest substantially all of their assets in investment companies that are members of the American Century Investments family of funds).

Underwriting

A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities

A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the investment policy relating to senior securities, a fund may borrow from any bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of such fund. In the event that such asset coverage falls below 300%, the fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%. In addition, when a fund enters into certain transactions involving potential leveraging, it will hold offsetting positions or segregate assets to cover such obligations at levels consistent with the guidance of the SEC and its staff.

For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)	there is no limitation with respect to investments in mutual funds,
(b)

there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations (except that an Industrial Development Bond backed only by the assets and revenues of a non-governmental user will be deemed to be an investment in the industry represented by such user),

(c)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,
(d)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and
(e)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity

A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Margin

A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures & Options

A fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.

Issuers with Limited Operating Histories

A fund may invest up to 5% of its assets in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation. For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purpose of issuing debt or raising capital as a means of financing their ongoing operations.

For purposes of the funds’ investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Portfolio Turnover

The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for each fund’s last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus. However, because One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 are new, their portfolio turnover rates are not available.

Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions and/or changes in the managers’ investment outlook.

The funds will, under most circumstances, be essentially fully invested in other American Century Investments mutual funds within the allocation framework set forth in the prospectuses. The portfolio managers may sell shares of the underlying funds without regard to the length of time they have been held. A high level of turnover is not anticipated beyond that necessary to accommodate purchases and sales of each fund’s shares and to implement periodic asset rebalancings and reallocations. Details about the underlying funds’ portfolio turnover rates appear in those funds’ prospectuses and statements of additional information.

Disclosure of Portfolio Holdings

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

The funds invest only in other American Century Investments mutual funds. These holdings, as described in the funds’ prospectuses, are available at any time with no lag period. In addition, full portfolio holdings for each fund are disclosed in the annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

The advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday. Mr. Pratt may serve until December 31 of the year in which he reaches his 76th birthday based on an extension granted under previous retirement guidelines.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is an “interested person” because of his employment with American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and ACS. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	75	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	75	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)	75	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager)	75	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	75	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	75	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	75	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services)(2004 to 2010)	75	Applied Industrial Technologies, Inc. (2001 to 2010)

Interested Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012).	75	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	116	None

Qualifications of Directors

Generally, no one factor was decisive in the selection of the directors to the board. Qualifications considered by the board to be important to the selection and retention of directors include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective director. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.

When assessing potential new directors, the board has a policy of considering individuals from various and diverse backgrounds. Such diverse backgrounds may include differences in professional experience, education, individual skill sets and other individual attributes. Additional information about each director’s individual educational and professional experience (supplementing the information provided in the table above) follows and was considered as part of his or her nomination to, or retention on, the board.

Thomas A. Brown: BS in Mechanical Engineering, University of Kansas; formerly, Chief Executive Officer, Associated Bearings Company; formerly, Area Vice President, Applied Industrial Technologies, Inc. (bearings and power transmission company)

Barry Fink: BA in English and History, Binghamton University; Juris Doctorate, University of Michigan; formerly held leadership roles during a 20-year career with Morgan Stanley Investment Management; formerly asset management and securities law attorney at Seward & Kissel; serves on the Executive Committee of the Board of Directors of ICI Mutual Insurance Company

Andrea C. Hall: BS in Biology, Florida State University; PhD in Biology, Georgetown University; formerly, advisor to the President, Senior Vice President and Director of Research Operations, Midwest Research Institute

Jan M. Lewis: BS in Civil Engineering, University of Nebraska and MBA, Rockhurst College; formerly, President, BUCON, Inc. (full-service design-build construction company); 20 years of experience with Butler Manufacturing Company (metal buildings producer) and its subsidiaries

James A. Olson: BS in Business Administration and MBA, St. Louis University; CPA; formerly, Chief Financial Officer, Plaza Belmont LLC; 21 years of experience as a partner in the accounting firm of Ernst & Young LLP

Donald H. Pratt: BS in Industrial Engineering, Wichita State University; MBA, Harvard Business School; serves on the Board of Governors of the Investment Company Institute and the Governing Council of the Independent Directors Council; formerly, Chairman of the Board, Butler Manufacturing Company (metal buildings producer)

M. Jeannine Strandjord: BS in Business Administration and Accounting, University of Kansas; CPA; formerly, Senior Vice President, Process Excellence, Sprint Corporation (telecommunications company); formerly, Senior Vice President of Financial Services and Treasurer and Chief Financial Officer, Global Markets Group; Sprint Corporation; formerly, with the accounting firm of Ernst & Whinney

Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute

John R. Whitten: BS in Business Administration, Cleveland State University; CPA; formerly, Project Consultant, Celanese Corp. (industrial chemical company); formerly, Chief Financial Officer and Treasurer, Applied Industrial Technologies, Inc.; thirteen years of experience with accounting firm Deloitte & Touche LLP

Stephen E. Yates: BS and MS in Industrial Engineering, University of Alabama; formerly, President, USAA Information Technology Company (financial services); 33 years of experience in Information Technology

Responsibilities of the Board

The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreements. Directors also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;
•	oversee the quality of the advisory and shareholder services provided by the advisor and other service providers to the funds;
•	review annually the fees paid to the advisor for its services;
•	monitor potential conflicts of interest between the funds and the advisor;
•	oversee custody of assets and the valuation of securities; and
•	oversee the funds' compliance program.

In performing their duties, board members receive detailed information about the funds, the advisor and other service providers to the funds regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management.

The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more directors who may exercise the powers and authority of the board as determined by the directors. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.

To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the attention of the corporate secretary (the “Corporate Secretary”) at American Century funds, P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. The Corporate Secretary will forward all such communications to each member of the Compliance and Shareholder Services Committee, or if applicable, the individual director(s) and/or committee chair named in the correspondence. However, if a shareholder communication is addressed exclusively to the funds’ independent directors, the Corporate Secretary will forward the communication to the Compliance and Shareholder Services Committee chair, who will determine the appropriate action.

Board Leadership Structure and Standing Board Committees

Donald H. Pratt currently serves as the independent chairman of the board and has served in such capacity since 2005. Of the board’s members, Jonathan S. Thomas and Barry Fink are the only members who are “interested persons” as that term is defined in the Investment Company Act. The remaining members are independent directors. The independent directors meet separately, as needed and at least in conjunction with each quarterly meeting of the board, to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent director may serve as an officer or employee of a fund. The board has also established several committees, as described below. Each committee is comprised solely of independent directors, except the Executive Committee.

The board believes that the current leadership structure, with independent directors filling all but two positions on the board, with an independent director serving as chairman of the board, and with the board committees comprised only of independent directors (with the exception of the Executive Committee), is appropriate and allows for independent oversight of the funds.

The board has an Audit Committee that approves the funds’ (or corporation’s) engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent directors. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ valuation policy and receiving reports regarding instances of fair valuation thereunder) and receives regular reports from the advisor’s internal audit department. The committee currently consists of Andrea C. Hall (chair), James A. Olson and M. Jeannine Strandjord and Stephen Yates. It met four times during the fiscal year ended July 31, 2012.

The board has a Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as directors, and may recommend the creation of new committees. The names of potential director candidates may be drawn from a number of sources, including members of the board, management and shareholders. Shareholders may submit director nominations at any time to the Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210. When submitting nominations, shareholders should include the name, age and address of the candidate, as well as a detailed resume of the candidate’s qualifications and a signed statement from the candidate of his/her willingness to serve on the board. Shareholders submitting nominations should also include information concerning the number of fund shares and length of time held by the shareholder, and if applicable, similar information for the potential candidate. All nominations submitted by shareholders will be forwarded to the chair of the Governance Committee for consideration. The Corporate Secretary will maintain copies of such materials for future reference by the committee when filling board positions.

If this process yields more than one desirable candidate, the committee will rank them by order of preference depending on their qualifications and the funds’ needs. The candidate(s) may then be contacted to evaluate their interest and be interviewed by the full committee. Based upon its evaluation and any appropriate background checks, the committee will decide whether to recommend a candidate’s nomination to the board.

The Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. The committee currently consists of James A. Olson (chair), Thomas A. Brown, Andrea C. Hall and Donald H. Pratt. None of its members are “interested persons” as that term is defined in the Investment Company Act. It met four times during the fiscal year ended July 31, 2012.

The board also has a Compliance and Shareholder Services Committee, which reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, reviews shareholder communications, reviews quarterly reports regarding the quality of shareholder service provided by the advisor, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of John R. Whitten (chair), Thomas A. Brown, Donald H. Pratt and Jan M. Lewis. It met four times during the fiscal year ended July 31, 2012.

The board has a Fund Performance Review Committee that meets quarterly to review the investment activities and strategies used to manage fund assets and monitor investment performance. The committee regularly receives reports from the advisor’s chief investment officer, portfolio managers and other investment personnel concerning the funds’ efforts to achieve their investment objectives. The committee also receives information regarding fund trading activities and monitors derivative usage. The committee does not review individual security selections. It currently consists of all of the independent directors with M. Jeannine Strandjord serving as chair. The committee met four times during the fiscal year ended July 31, 2012.

Finally, the board has an Executive Committee that performs the functions of the board between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters requiring the action of the entire board under the Investment Company Act. The committee currently consists of Donald H. Pratt (chair), Jonathan S. Thomas and M. Jeannine Strandjord. It did not meet during the fiscal year ended July 31, 2012.

Risk Oversight by the Board

As previously disclosed, the board oversees the advisor’s management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described above, the board’s committees assist the board in overseeing various types of risks relating to the funds, including, but not limited to, investment risk, operational risk and enterprise risk. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies, including an annual review of the advisor’s risk management practices. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk to the funds.

Board Compensation

Each independent director receives compensation for service as a member of the board. None of the interested directors or officers of the funds receives compensation from the funds. Under the terms of each management agreement with the advisor, the funds are responsible for paying such fees and expenses. For the fiscal year ended July 31, 2012, the funds and the American Century family of funds paid the independent directors the amounts shown in the following table.

Name of Director	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
Thomas A. Brown	$28,891	$235,905
Andrea C. Hall, Ph.D.	$30,344	$247,905
Jan M. Lewis	$27,169	$221,905
James A. Olson	$29,618	$241,905
Donald H. Pratt	$34,286	$280,071
M. Jeannine Strandjord	$28,359	$231,905
John R. Whitten	$28,622	$233,905
Stephen E. Yates	$22,260	$179,397

[1]

Includes compensation paid to the directors for the fiscal year ended July 31, 2012, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

[2]

Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Brown, $82,567; Dr. Hall, $49,500; Ms. Lewis, $122,307; Mr. Olson, $142,905; Mr. Pratt, $27,161; Mr. Whitten, $148,905; and Mr. Yates, $179,397.

None of the funds currently provides any pension or retirement benefits to the directors except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the corporation. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds. All deferred fees are credited to accounts established in the names of the directors. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of funds from time to time.

Generally, deferred fees are not payable to a director until the distribution date elected by the director in accordance with the terms of the plan. Such distribution date may be a date on or after the director’s retirement date, but may be earlier if the director agrees not to make any additional deferrals. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have met all payment obligations under the plan. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2012, as shown in the table below. Because One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 are new, they are not included in the table.

Name of Directors
	Jonathan S. Thomas(1)	Barry Fink(1)	Thomas A. Brown(1)	Andrea C. Hall, Ph.D.(1)	Jan M. Lewis(1)
Dollar Range of Equity Securities in the Funds:
One Choice In Retirement Portfolio	A	A	A	A	A
One Choice 2015 Portfolio	A	E	A	A	C
One Choice 2020 Portfolio	E	A	A	A	A
One Choice 2025 Portfolio	E	A	A	A	A
One Choice 2030 Portfolio	A	A	A	A	A
One Choice 2035 Portfolio	C	A	A	A	A
One Choice 2040 Portfolio	A	A	A	A	A
One Choice 2045 Portfolio	C	A	A	A	A
One Choice 2050 Portfolio	A	A	A	A	A
One Choice 2055 Portfolio	A	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	B	A	D
One Choice Portfolio: Conservative	A	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	B	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Name of Directors
	James A. Olson	Donald H. Pratt(1)	M. Jeannine Strandjord(1)	John R. Whitten(1)	Stephen E. Yates
Dollar Range of Equity Securities in the Funds:
One Choice In Retirement Portfolio	A	A	A	A	A
One Choice 2015 Portfolio	A	A	C	E	A
One Choice 2020 Portfolio	A	A	E	A	A
One Choice 2025 Portfolio	A	A	A	A	E
One Choice 2030 Portfolio	A	A	A	A	A
One Choice 2035 Portfolio	A	A	A	A	C
One Choice 2040 Portfolio	A	A	A	A	A
One Choice 2045 Portfolio	A	A	A	A	A
One Choice 2050 Portfolio	A	A	A	A	A
One Choice 2055 Portfolio	A	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	A	A
One Choice Portfolio: Conservative	A	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Director’s Indirect Interest in Transactions with ACS

On December 23, 1999, ACS, an affiliate of the advisor, entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software and support services for transfer agency services provided by ACS. ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. For the twelve months ended December 31, 2012, DST received $17.5 million in fees from ACS and for the twelve months ended December 31, 2011, DST received $17.6 million in fees from ACS. DST’s revenue for the calendar year ended December 31, 2012, was approximately $2.6 billion and DST’s revenue for the calendar year ended December 31, 2011, was approximately $2.4 billion.

Prior to May 8, 2012, Ms. Strandjord was a director of DST. She owns 26,859 shares of DST common stock which is less than one percent (1%) of the shares outstanding. Because of her past official duties as a director of DST, she may be deemed to have had an “indirect interest” in the agreement. However, the board was not required to nor did they approve or disapprove the agreement, since the provision of the services covered by the agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 99.7 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord’s role as a director of DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The board and counsel to the independent directors of the funds have concluded that the existence of this agreement does not impair Ms. Strandjord’s ability to serve as an independent director under the Investment Company Act.

Beneficial Ownership of Affiliates by Independent Directors

No independent director or his or her immediate family members beneficially owned shares of the advisor, the funds’ principal underwriter or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2012.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007

President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000	Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present). Also serves as Senior Vice President, ACS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006

Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

Code of Ethics

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the underlying funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds’ Board of Directors has approved the advisor’s proxy voting guidelines to govern the advisor’s proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

■	Routine Matters • Election of Directors
• Ratification of Selection of Auditors
■	Compensation Matters
• Executive Compensation
• Equity-Based Compensation Plans
■	Anti-Takeover Proposals
• Cumulative Voting
• Staggered Boards
• "Blank Check" Preferred Stock
• Elimination of Preemptive Rights
• Non-targeted Share Repurchase
• Increase in Authorized Common Stock
• "Supermajority" Voting Provisions or Super Voting Share Classes
• "Fair Price" Amendments
• Limiting the Right to Call Special Shareholder Meetings
• Poison Pills or Shareholder Rights Plans
• Golden Parachutes
• Reincorporation
• Confidential Voting
• Opting In or Out of State Takeover Laws
■	Other Matters
• Shareholder Proposals Involving Social, Moral or Ethical Matters
• Anti-Greenmail Proposals
• Changes to Indemnification Provisions
• Non-Stock Incentive Plans
• Director Tenure
• Directors’ Stock Options Plans
• Director Share Ownership
• Non-U.S. Proxies

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor’s proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.

The Funds’ Principal Shareholders

A list of the funds’ principal shareholders appears in Appendix A.

Service Providers

The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.

Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.

For shareholder services provided to the Investor Class, A Class, C Class and R Class of the following funds, the advisor receives an administrative fee paid at an annual rate of 0.20% of each class’s average net assets: One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio. On each calendar day, such classes accrue an administrative fee that is equal to the class’s administrative fee rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay the administrative fee to the advisor for the previous month. The administrative fee is the sum of the daily fee calculations for each day of the previous month. The advisor does not receive an administrative fee for services provided to the Institutional Class of the following funds: One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio; or for services provided to the following funds: One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 and One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive.

During the fiscal year ended July 31, 2012, the administrative fees paid to the advisor are indicated in the following table.

	Investor Class	A Class	C Class	R Class
One Choice In Retirement Portfolio	$198,352	$190,242	$1,293	$59,575
One Choice 2015 Portfolio	$719,408	$422,482	$2,747	$141,070
One Choice 2020 Portfolio	$301,889	$300,774	$2,117	$92,701
One Choice 2025 Portfolio	$938,736	$561,754	$4,753	$210,201
One Choice 2030 Portfolio	$231,545	$279,423	$2,212	$96,293
One Choice 2035 Portfolio	$625,787	$406,291	$1,773	$164,934
One Choice 2040 Portfolio	$141,659	$171,783	$636	$49,900
One Choice 2045 Portfolio	$360,443	$242,767	$864	$98,680
One Choice 2050 Portfolio	$62,815	$77,648	$772	$23,130
One Choice 2055 Portfolio	$3,689	$2,385	$55	$761

The advisor does not receive an investment management fee for managing the One Choice Portfolios. However, the advisor receives a fee for managing the underlying American Century Investments funds in which the One Choice Portfolios invest. The weighted average of these fees appears in the prospectuses. More details about the management fees paid for the underlying funds appear in those funds’ prospectuses or statements of additional information.

The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by:

(1)	either the funds’ Board of Directors, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act) and
(2)

the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Directors or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

Portfolio Managers

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of July 31, 2012)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Radu Gabudean(1)	Number of Accounts	19	23	5
	Assets	$13.9 billion(2)	$3.5 billion	$344.1 million
Richard Weiss	Number of Accounts	19	23	5
	Assets	$11.7 billion(3)	$3.1 billion	$330.1 million
Scott Wilson	Number of Accounts	19	23	5
	Assets	$11.7 billion(3)	$3.1 billion	$330.1 million
Scott Wittman	Number of Accounts	22	23	5
	Assets	$12.0 billion(3)	$3.1 billion	$330.1 million

[1]	Information provided as of March 19, 2013.

[2]

Includes $440.8 million in One Choice In Retirement Portfolio, $1.1 billion in One Choice 2015 Portfolio, $848.9 million in One Choice 2020 Portfolio, $1.6 billion in One Choice 2025 Portfolio, $783.9 million in One Choice 2030 Portfolio, $1.2 billion in One Choice 2035 Portfolio, $536.5 million in One Choice 2040 Portfolio, $770.1 million in One Choice 2045 Portfolio, $279.8 million in One Choice 2050 Portfolio, $30.6 million in One Choice 2055 Portfolio, $338.5 million in One Choice Portfolio: Very Conservative, $673.4 million in One Choice Portfolio: Conservative, $1.0 billion in One Choice Portfolio: Moderate, $785.9 million in One Choice Portfolio: Aggressive, and $216.9 million in One Choice Portfolio: Very Aggressive.

[3]

Includes $391.1 million in One Choice In Retirement Portfolio, $940.9 million in One Choice 2015 Portfolio, $659.6 million in One Choice 2020 Portfolio, $1.3 billion in One Choice 2025 Portfolio, $591.9 million in One Choice 2030 Portfolio, $908.8 million in One Choice 2035 Portfolio, $358.5 million in One Choice 2040 Portfolio, $566.8 million in One Choice 2045 Portfolio, $175.1 million in One Choice 2050 Portfolio, $12.3 million in One Choice 2055 Portfolio, $294.9 million in One Choice Portfolio: Very Conservative, $573.1 million in One Choice Portfolio: Conservative, $869.3 million in One Choice Portfolio: Moderate, $566.3 million in One Choice Portfolio: Aggressive, and $193.3 million in One Choice Portfolio: Very Aggressive.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, U. S. growth mid- and small-cap, U.S. growth large-cap, value, global and non-U.S., fixed income, and asset allocation. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth large-cap, U.S. Growth mid- and small-cap, value, quantitative equity and global and non-U.S.), meaning that access to information regarding any portfolio's transactional activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of July 31, 2012, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks (weighted according to each fund’s asset mix) and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.

Funds	Benchmarks	Peer Group (1) (2)
One Choice Target Date Portfolios(3)	Barclays U.S. High-Yield 2% Issuer Capped Bond Index	Morningstar US-Target-Date 2011-2015
	Barclays U.S. Aggregate Bond Index	Morningstar US-Target-Date 2016-2020
	Russell 1000 Value Index	Morningstar US-Target-Date 2021-2025
	Russell 2000 Index	Morningstar US-Target-Date 2026-2030
	Barclays Global Treasury ex-US Bond Index	Morningstar US-Target-Date 2031-2035
	S&P 500 Index	Morningstar US-Target-Date 2036-2040
	Barclays U.S. 1-3 Month Treasury Bill Index	Morningstar US-Target-Date 2041-2045
	MSCI US REIT Index	Morningstar US-Target-Date 2050+
	Russell 1000 Growth Index	Morningstar US-Retirement Income
Russell Midcap Growth Index
MSCI EAFE Index
MSCI Emerging Markets Index
Russell Midcap Value Index
Barclays U.S. TIPS Index
One Choice Target Risk Portfolios	Barclays U.S. High-Yield 2% Issuer Capped Bond Index	Morningstar US-Aggressive Allocation
	Barclays U.S. Aggregate Bond Index	Morningstar US-Conservative Allocation
	Russell 1000 Value Index	Morningstar US-Moderate Allocation
Russell 2000 Index
Barclays Global Treasury ex-US Bond Index
S&P 500 Index
Barclays U.S. 1-3 Month Treasury Bill Index
MSCI US REIT Index
Russell 1000 Growth Index
Russell Midcap Growth Index
MSCI EAFE Index
MSCI Emerging Markets Index
Russell Midcap Value Index
Barclays U.S. TIPS Index

[1]

Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

[2]	Each fund constructs its custom peer group using the Morningstar peer group listed below that most closely corresponds with the target date or risk profile indicated in the fund’s name.

[3]

Performance of the following funds is not separately considered in determining portfolio manager compensation: One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 .

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of July 31, 2012, the fund’s most recent fiscal year end. Because One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 are new, they are not included.

Ownership of Securities(1)
	Radu Gabudean(2)	Richard Weiss	Scott Wilson	Scott Wittman
One Choice In Retirement Portfolio	A	A	A	A
One Choice 2015 Portfolio	A	A	A	A
One Choice 2020 Portfolio	A	A	A	A
One Choice 2025 Portfolio	A	A	A	E
One Choice 2030 Portfolio	A	A	A	A
One Choice 2035 Portfolio	A	A	E	A
One Choice 2040 Portfolio	A	A	A	A
One Choice 2045 Portfolio	A	A	C	A
One Choice 2050 Portfolio	A	E	A	A
One Choice 2055 Portfolio	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	C
One Choice Portfolio: Conservative	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A

[1]	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.
[2]	Information provided as of March 19, 2013.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

Transfer Agent and Administrator

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor, including the maintenance of the funds’ underlying fund shares in its book entry transfer agency system. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s fees. For a description of these fees and the terms of payment, see the discussion under the caption Investment Advisor, on page 36.

Proceeds from purchases of fund shares may pass through accounts maintained by the transfer agent at Commerce Bank, N.A. or UMB Bank, n.a. before being held at the fund’s custodian. Redemption proceeds also may pass from the custodian to the shareholder through such bank accounts.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator

The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.

Distributor

The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s fees. For a description of these fees and the terms of payment, see the discussion under the caption Investment Advisor, on page 36. ACIS does not earn commissions for distributing the funds’ shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

Custodian Bank

State Street Bank and Trust Company (SSB), Lafayette Corporate Center, 2 Avenue de Lafayette, Boston, Massachusetts 02111 serves as custodian of the funds’ cash and securities. The custodian takes no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The underlying funds, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including auditing the annual financial statements and financial highlights for each fund.

Brokerage Allocation

The funds will purchase and sell their portfolio securities (i.e., shares of the underlying American Century Investments mutual funds) by dealing directly with the issuers, the underlying funds. As a result, the funds are not expected to incur brokerage costs directly.

During the fiscal years ended July 31, 2012, 2011 and 2010, the funds did not pay any brokerage commissions. Details about brokerage commissions paid by the underlying funds appear in those funds’ statements of additional information.

Information About Fund Shares

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all of the corporation’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Multiple Class Structure

The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio may issue up to five classes of shares: Investor Class, Institutional Class, A Class, C Class and R Class.

All classes of the One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio invest in the Institutional Class shares of the underlying American Century Investments mutual funds, (except for the Investor Class of the Premium Money Market Fund). Although the One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio do not have a management fee, they do pay their pro rata share of the expenses (including the management fee) of the underlying funds in which they invest. The Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require significant shareholder and administrative services from the funds’ advisor and its affiliates, and has no fee other than its pro rata share of the underlying funds’ expenses, as described above. The Investor Class is made available directly to investors, and carries an administrative fee of 0.20% per annum. The A and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries, and generally is used in 401(k) and other retirement plans. In addition to the administrative fee, the A Class, C Class and R Class are subject to a Master Distribution and Individual Shareholder Services Plan (the A Class Plan, C Class Plan and R Class Plan, respectively, and collectively, the plans) as described below. The plans have been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ A, C and R Classes have approved and entered into the A Class Plan, C Class Plan and R Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally and growing assets in existing funds, which helps retain and attract investment management talent and provides a better environment for improving fund performance. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly. Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

The Share Class Plans

As described in the prospectuses, the A, C and R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A, C and R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Directors has adopted the A Class, C Class and R Class Plans. Pursuant to the plans, the following fees are paid and described further below.

A Class

The A Class pays the funds’ distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

C Class

The C Class pays the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

R Class

The R Class pays the funds’ distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

During the fiscal year ended July 31, 2012, the aggregate amount of fees paid under each class plan are indicated in the following table.

	A Class	C Class	R Class
One Choice In Retirement Portfolio	$237,803	$6,465	$148,938
One Choice 2015 Portfolio	$528,102	$13,735	$352,674
One Choice 2020 Portfolio	$375,967	$10,585	$231,752
One Choice 2025 Portfolio	$702,193	$23,766	$525,502
One Choice 2030 Portfolio	$349,279	$11,060	$240,734
One Choice 2035 Portfolio	$507,864	$8,863	$412,334
One Choice 2040 Portfolio	$214,729	$3,178	$124,749
One Choice 2045 Portfolio	$303,458	$4,321	$246,701
One Choice 2050 Portfolio	$97,060	$3,861	$57,825
One Choice 2055 Portfolio	$2,981	$277	$1,901

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A, C and R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place;
(f)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of FINRA; and
(g)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A, C and R Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A, C and R Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A, C and R Class shares;
(c)	paying and compensating expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;

(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing; and
(m)

such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds’ distributor and in accordance with
Rule 12b-1 of the Investment Company Act.

Valuation of a Fund’s Securities

The net asset value (NAV) of each class of each fund is calculated by adding the value of all portfolio securities and other assets attributable to the class, deducting liabilities, and dividing the result by the number of shares of the class outstanding. Expenses and interest earned on portfolio securities are accrued daily.

All classes of the funds except the A Class are offered at their NAV, as described below. The A Class of the funds is offered at its public offering price, which is the NAV plus the appropriate sales charge. This calculation may be expressed as a formula:

Offering Price = NAV/(1 – Sales Charge as a % of Offering Price)

For example, if the NAV of a fund’s A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange (NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

The NAV of each One Choice Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Taxes

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs are generally not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors each year. If a fund were not eligible to be treated as a RIC, it would be liable for taxes at the fund level on all its income, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. However, the Regulated Investment Company Modernization Act of 2010, under certain circumstances, allows funds to cure deficiencies that would otherwise result in the loss of RIC status.

To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.

If fund shares are purchased through taxable accounts, distributions of either cash or additional shares of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed at the same rates as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations (excluding Real Estate Investment Trusts) may qualify for the 70% dividends-received deduction available to corporate shareholders to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

If more than 50% of the value of a fund’s total assets at the end of its fiscal year consists of securities of foreign corporations or if more than 50% of the value of a fund’s assets consists of other RICs at the end of its fiscal quarters (and such other RICs have passed through foreign tax credits to their shareholders), the fund may make an election with the Internal Revenue Service (IRS) with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit. If such an election is made, the eligible foreign taxes will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

As of July 31, 2012, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. Because One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 are new, they are not included. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. The Regulated Investment Company Modernization Act of 2010 allows the funds to carry forward capital losses incurred in future taxable years for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

Fund	2017	2018	2019	Unlimited
One Choice In Retirement Portfolio	—	—	—	—
One Choice 2015 Portfolio	—	—	—	—
One Choice 2020 Portfolio	—	—	—	—
One Choice 2025 Portfolio	—	—	—	—
One Choice 2030 Portfolio	—	—	—	—
One Choice 2035 Portfolio	—	—	—	—
One Choice 2040 Portfolio	—	—	—	—
One Choice 2045 Portfolio	—	—	—	—
One Choice 2050 Portfolio	—	—	—	—
One Choice 2055 Portfolio	—	—	—	—
One Choice Portfolio: Very Conservative	—	—	—	—

Fund	2017	2018	2019	Unlimited
One Choice Portfolio: Conservative	$(685,394)	$(3,067,145)	$(394,378)	$(906,203)
One Choice Portfolio: Moderate	$(3,239,053)	$(11,515,723)	$(2,750,775)	$(4,618,267)
One Choice Portfolio: Aggressive	$(2,141,306)	$(5,491,772)	$(2,783,051)	$(2,998,569)
One Choice Portfolio: Very Aggressive	$(2,321,712)	$(2,861,624)	$(2,233,776)	$(2,573,210)

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

Beginning in 2013, a 3.8% Medicare contribution tax will be imposed on net investment income, including interest, dividends and capital gains, provided you meet specified income levels.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

Financial Statements

Because One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 are new, they do not have financial statements or financial highlights. Each of the corporation’s other funds’ financial statements and financial highlights for the fiscal year ended July 31, 2012, have been audited by Deloitte & Touche LLP, independent registered public accounting firm. Their Reports of Independent Registered Public Accounting Firm, the financial statements included in the funds’ annual reports for the fiscal year ended July 31, 2012, and the funds’ financial statements for the six-month period ended January 31, 2013 (unaudited) are incorporated herein by reference. The financial statements for the six-month period ended January 31, 2013 include all adjustments that American Century Investments considers necessary for a fair presentation of such information. All such adjustments are of a normal recurring nature.

Appendix A – Principal Shareholders

As of July 1, 2013, the following shareholders owned more than 5% of the outstanding shares of a class of a fund. Because One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 are new, they are not included. The table shows shares owned of record unless otherwise noted.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice In Retirement Portfolio
Investor Class
	National Financial Services Corp New York, New York	18%
	Fidelity FIIOC TR Covington, Kentucky Includes 5.70% registered for the benefit of certain employee benefit plans	7%
	Charles Schwab & Co., Inc. San Francisco, California	6%
Institutional Class
	Fidelity FIIOC TR Covington, Kentucky	20%
	State Street Bank & Trust Boston, Massachusetts Includes 16.57% registered for the benefit of Baylor Health Care Retirement Savings Plan	17%
	National Financial Services LLC New York, New York	9%
	JPMorgan Chase Bank TTEE fbo Great Plains Energy 401k Savings Plan Overland Park, Kansas	7%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	7%
A Class
	State Street Bank Trustee Boston, Massachusetts Includes 21.50% registered for the benefit of ADP Access	25%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	12%
	American United Life Insurance Co Indianapolis, Indiana Includes 7.69% registered for the benefit of Group Retirement Annuity Sep Acct II	11%
	NFS LLC FEBO Harrison, New York Includes 6.34% registered for the benefit of State Street Bank Trust Co TTEE Various Retirement Plans	8%
	MLPF&S Jacksonville, Florida	8%
	Ohio National Life Insurance Co. Cincinnati, Ohio	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice In Retirement Portfolio
C Class
	American Enterprise Investment Svcs Minneapolis, Minnesota	57%
	Pershing LLC Jersey City, New Jersey	26%
	MSSB FBO Winchester, Massachusetts Includes 8.40% registered for the benefit of J. E. Beauchemin & Jane Beauchemin JT TEN	11%
R Class
	National Financial Services Corp New York, New York	28%
	State Street Corporation Boston, Massachusetts Includes 23.55% registered for the benefit of ADP Access	25%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	15%
One Choice 2015 Portfolio
Investor Class
	National Financial Services Corp New York, New York	13%
	Charles Schwab & Co., Inc. San Francisco, California	10%
Institutional Class
	Charles Schwab & Co., Inc. San Francisco, California	19%
	Fidelity FIIOC TR Covington, Kentucky	12%
	State Street Bank & Trust Boston, Massachusetts Includes 11.82% registered for the benefit of Baylor Health Care Retirement Savings Plan	12%
	National Financial Services Corp New York, New York	8%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Overland Park, Kansas	7%
A Class
	American United Life Insurance Co Indianapolis, Indiana Includes 13.88% registered for the benefit of Group Retirement Annuity Sep Acct II and 8.11% registered for the benefit of AUL American Unit Trust Separate Account	22%
	State Street Bank Trustee Boston, Massachusetts Includes 13.25% registered for the benefit of ADP Access	17%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	10%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2015 Portfolio
A Class
	MLPF&S Jacksonville, Florida	9%
	Ohio National Life Insurance Co. Cincinnati, Ohio	6%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	16%
	Pershing LLC Jersey City, New Jersey	8%
	First Clearing LLC Saint Louis, Missouri	6%
	SSB&T Cust for the IRA Rollover of Terence W. Chun Honolulu, Hawaii	6%
R Class
	State Street Corporation Boston, Massachusetts Includes 26.48% registered for the benefit of ADP Access	28%
	National Financial Services Corp New York, New York	14%
	MLPF&S Jacksonville, Florida	7%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	5%
One Choice 2020 Portfolio
Investor Class
	National Financial Services LLC New York, New York	20%
	Amer United Life Ins Co Indianapolis, Indiana Includes 8.24% registered for the benefit of Group Retirement Annuity Sep Acct II and 5.30% registered for the benefit of AUL American Unit Trust Separate Account	14%
	Fidelity FIIOC TR Covington, Kentucky Includes 7.89% registered for the benefit of certain employee benefit plans	9%
	Charles Schwab & Co., Inc. San Francisco, California	6%
Institutional Class
	Fidelity FIIOC TR Covington, Kentucky	30%
	State Street Bank and Trust Boston, Massachusetts Includes 14.40% registered for the benefit of Baylor Health Care Retirement Savings Plan	15%
	National Financial Services LLC New York, New York	12%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2020 Portfolio
Institutional Class
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Overland Park, Kansas	8%
	DCGT Trustee &/or Custodian Des Moines, Iowa Includes 5.77% registered for the benefit of Principal Financial Group UALI Qualified FIA Omnibus	7%
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 16.64% registered for the benefit of Group Retirement Annuity Sep Acct II and 10.56% registered for the benefit of AUL American Unit Trust Separate Account	27%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	18%
	State Street Corporation Boston, Massachusetts Includes 12.23% registered for the benefit of ADP Access	17%
	NFS LLC FEBO Harrison, New York Includes 5.54% registered for the benefit of State Street Bank Trust Co TTEE Various Retirement Plans	7%
C Class
	American Enterprise Investment Svcs Minneapolis, Minnesota	23%
	Pershing LLC Jersey City, New Jersey	15%
	Frontier Trust Co FBO Fargo, North Dakota	11%
	SSB&T Cust for the IRA Rollover of Severino C. Agbayani Aiea, Hawaii	8%
R Class
	National Financial Services Corp New York, New York	19%
	State Street Corporation Boston, Massachusetts Includes 14.43% registered for the benefit of ADP Access	18%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	15%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	5%
One Choice 2025 Portfolio
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	14%
	National Financial Services Corp New York, New York	12%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2025 Portfolio
Institutional Class
	Fidelity FIIOC TR Covington, Kentucky	15%
	Charles Schwab & Co., Inc. San Francisco, California	11%
	National Financial Services LLC New York, New York	11%
	State Street Bank and Trust Boston, Massachusetts Includes 9.42% registered for the benefit of Baylor Health Care Retirement Savings Plan	10%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Overland Park, Kansas	7%
	Trustees of American Century P/S & 401k Savings Plan & Trust Overland Park, Kansas	7%
A Class
	State Street Bank Trustee Boston, Massachusetts Includes 16.50% registered for the benefit of ADP Access	19%
	Amer United Life Ins Co Indianapolis, Indiana Includes 11.08% registered for the benefit of Group Retirement Annuity Sep Acct II and 5.85% for AUL American Unit Trust Separate Account	17%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	13%
	MLPF&S Jacksonville, Florida	8%
	Ohio National Life Insurance Co Cincinnati, Ohio	6%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	20%
	Frontier Trust Co Fargo, North Dakota Includes 5.71% registered for the benefit of Silver State Wire Rope & Rigging	12%
	First Clearing LLC Saint Louis, Missouri	10%
	Pershing LLC Jersey City, New Jersey	7%
R Class
	State Street Corporation Boston, Massachusetts Includes 30.95% registered for the benefit of ADP Access	33%
	National Financial Services Corp New York, New York	13%
	MLPF&S Jacksonville, Florida	7%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2030 Portfolio
Investor Class
	National Financial Services LLC New York, New York	21%
	Amer United Life Ins Co Indianapolis, Indiana Includes 8.99% registered for the benefit of Group Retirement Annuity Sep Acct II	14%
	Fidelity FIIOC TR Covington, Kentucky Includes 9.28% registered for the benefit of certain employee benefit plans	11%
	Charles Schwab & Co., Inc. San Francisco, California	7%
Institutional Class
	Fidelity FIIOC TR Covington, Kentucky	24%
	State Street Bank and Trust Boston, Massachusetts Includes 12.80% registered for the benefit of Baylor Health Care Retirement Savings Plan	13%
	National Financial Services LLC New York, New York	11%
	Trustees of American Century P/S & 401k Savings Plan & Trust Kansas City, Missouri	9%
	DCGT Trustee and/or Custodian Des Moines, Iowa Includes 6.17% registered for the benefit of Principal Financial Group Qualified FIA Omnibus	9%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Overland Park, Kansas	6%
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 22.03% registered for the benefit of Group Retirement Annuity Sep Acct II and 8.62% registered for the benefit of AUL American Unit Trust Separate Account	31%
	State Street Corporation Boston, Massachusetts Includes 12.17% registered for the benefit of ADP Access	17%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	13%
	MLPF&S Jacksonville, Florida	5%
C Class
	Frontier Trust Company Fargo, North Dakota Includes 9.06% registered for the benefit of Vifan USA Inc. 401k Retirement Plan	25%
	Pershing LLC Jersey City, New Jersey	17%
	American Enterprise Inv Svcs Minneapolis, Minnesota	10%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2030 Portfolio
R Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	23%
	State Street Corporation Boston, Massachusetts Includes 15.48% registered for the benefit of ADP Access	19%
	National Financial Services Corp New York, New York	17%
One Choice 2035 Portfolio
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	17%
	National Financial Services Corp New York, New York	16%
	Fidelity FIIOC TR Covington, Kentucky Includes 5.59% registered for the benefit of certain employee benefit plans	6%
Institutional Class
	Fidelity FIIOC TR Covington, Kentucky	17%
	State Street Bank and Trust Boston, Massachusetts Includes 10.41% registered for the benefit of Baylor Health Care Retirement Savings Plan	11%
	Trustees of American Century P/S & 401K Savings Plan & Trust Overland Park, Kansas	11%
	National Financial Services Corp New York, New York	9%
	Charles Schwab & Co., Inc. San Francisco, California	6%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Overland Park, Kansas	5%
A Class
	State Street Bank Trustee Boston, Massachusetts Includes 17.33% registered for the benefit of ADP Access	20%
	Amer United Life Ins Co Indianapolis, Indiana Includes 12.79% registered for the benefit of Group Retirement Annuity Sep Acct II and 5.83% registered for the benefit of AUL American Unit Trust Separate Account	19%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	12%
	MLPF&S Jacksonville, Florida	8%
	Ohio National Life Insurance Co. Cincinnati, Ohio	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2035 Portfolio
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	21%
	Pershing LLC Jersey City, New Jersey	14%
	MSSB Cust West Sacramento, California Includes 6.62% registered for the benefit of Keetha Mills IRA R/O dtd 05/03/00	11%
	First Clearing LLC St. Louis, Missouri	10%
R Class
	State Street Corporation Boston, Massachusetts Includes 35.26% registered for the benefit of ADP Access	38%
	National Financial Services Corp. Jersey City, New Jersey	14%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	6%
	MLPF&S Jacksonville, Florida	6%
One Choice 2040 Portfolio
Investor Class
	National Financial Services LLC New York, New York	21%
	Amer United Life Ins Co Indianapolis, Indiana Includes 12.82% registered for the benefit of Group Retirement Annuity Sep Acct II and 5.90% registered for the benefit of AUL American Unit Trust Separate Account	19%
	Fidelity FIIOC TR Covington, Kentucky Includes 10.85% registered for the benefit of certain employee benefit plans	12%
	Charles Schwab & Co., Inc. San Francisco, California	7%
Institutional Class
	Fidelity FIIOC TR Covington, Kentucky	26%
	State Street Bank and Trust Boston, Massachusetts Includes 12.89% registered for the benefit of Baylor Health Care Retirement Savings Plan	14%
	National Financial Services LLC New York, New York	10%
	DCGT Trustee &/or Custodian Des Moines, Iowa Includes 6.11% registered for the benefit of Principal Financial Group Qualified FIA Omnibus	7%
	JPMorgan Chase Bank TR fbo Discount Tire America’s Tire Retirement Plan Overland Park, Kansas	7%
	Charles Schwab & Co., Inc. San Francisco, California	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2040 Portfolio
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 20.10% registered for the benefit of Group Retirement Annuity Sep Acct II and 10.86% registered for the benefit of AUL American Unit Trust Separate Account	31%
	State Street Corporation Boston, Massachusetts Includes 11.84% registered for the benefit of ADP Access	17%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	14%
	NFS LLC FEBO Harrison, New York Includes 5.14% registered for the benefit of State Street Bank Trust Co TTEE Various Retirement Plans	6%
	MLPF&S Jacksonville, Florida	6%
C Class
	Frontier Trust Company Fargo, North Dakota Includes 8.63% registered for the benefit of Canterra Homes 401k PS Plan, 8.62% registered for the benefit of Silver State Wire Rope & Rigging and 5.19% registered for the benefit of Vifan USA Inc. 401k Retirement Plan	39%
	Mid Atlantic Trust Company Pittsburgh, Pennsylvania Includes 8.08% registered for the benefit of South Coast Medical Group Family 401k Profit Sharing Plan & Trust	13%
	Pershing LLC Jersey City, New Jersey	6%
	American Enterprise Investment Svcs Minneapolis, Minnesota	6%
R Class
	State Street Corporation Boston, Massachusetts Includes 17.32% registered for the benefit of ADP Access	21%
	National Financial Services Corp New York, New York	20%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	19%
One Choice 2045 Portfolio
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	22%
	National Financial Services Corp New York, New York	17%
	Amer United Life Ins Co Indianapolis, Indiana Includes 5.04% registered for the benefit of Group Retirement Annuity Sep Acct II	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2045 Portfolio
Institutional Class
	JPMorgan Chase Bank Trustee fbo Discount Tire America’s Tire Retirement Plan Overland Park, Kansas	21%
	Fidelity FIIOC TR Covington, Kentucky	12%
	State Street Bank and Trust Boston, Massachusetts Includes 7.78% registered for the benefit of Baylor Health Care Retirement Savings Plan	8%
	Trustees of American Century P/S & 401K Savings Plan & Trust Overland Park, Kansas	8%
	National Financial Services LLC New York, New York	8%
A Class
	State Street Bank Trustee Boston, Massachusetts Includes 20.17% registered for the benefit of ADP Access	24%
	Amer United Life Ins Co Indianapolis, Indiana Includes 12.41% registered for the benefit of Group Retirement Annuity Sep Acct II	17%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	12%
	MLPF&S Jacksonville, Florida	7%
	Ohio National Life Insurance Co Cincinnati, Ohio	7%
C Class
	Mid Atlantic Trust Company Pittsburgh, Pennsylvania Includes 8.79% registered for the benefit of South Coast Medical Group Family 401k Profit Sharing Plan and Trust	18%
	Pershing LLC Jersey City, New Jersey	17%
	American Enterprise Investment Svc Minneapolis, Minnesota	15%
R Class
	State Street Corporation Boston, Massachusetts Includes 39.13% registered for the benefit of ADP Access	42%
	National Financial Services Corp New York, New York	11%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	9%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2050 Portfolio
Investor Class
	National Financial Services LLC New York, New York	23%
	Fidelity FIIOC TR Covington, Kentucky Includes 13.26% registered for the benefit of certain employee benefit plans	15%
	Amer United Life Ins Co Indianapolis, Indiana Includes 10.10% registered for the benefit of Group Retirement Annuity Sep Acct II	15%
	Charles Schwab & Co., Inc. San Francisco, California	10%
	Northern Trust Co TR FBO Apollo DV Chicago, Illinois	9%
Institutional Class
	JPMorgan Chase Bank Trustee FBO Discount Tire America’s Tire Retirement Plan Overland Park, Kansas	18%
	State Street Bank and Trust Boston, Massachusetts Includes 14.64% registered for the benefit of Baylor Health Care Retirement Savings Plan	16%
	Fidelity FIIOC TR Covington, Kentucky	15%
	National Financial Services LLC New York, New York	8%
	JPMorgan Chase as Trustee FBO UBM 401(k) Plan Overland Park, Kansas	8%
	Charles Schwab & Co., Inc. San Francisco, California	7%
	Orchard Trust Co LLC TR Greenwood Village, Colorado Includes 5.11% registered for the benefit of Heartland Health Savings Plan	6%
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 21.33% registered for the benefit of Group Retirement Annuity Sep Acct II and 7.91% registered for the benefit of AUL American Unit Trust Separate Account	29%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	20%
	State Street Corporation Boston, Massachusetts Includes 9.40% registered for the benefit of ADP Access and 5.45% registered for the benefit of ADP/MSDW 401k Product	15%
	DCGT Trustee &/or Custodian Des Moines, Iowa Includes 5.83% registered for the benefit of Principal Financial Group Qualified Prin Advtg Omnibus	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2050 Portfolio
C Class
	Frontier Trust Company Fargo, North Dakota Includes 14.90% registered for the benefit of Vifan USA Inc. 401k Retirement Plan, 6.17% registered for the benefit of Silver State Wire Rope & Rigging and 5.23% Probst Electric Group 401k Plan	43%
	American Enterprise Investment Svcs Minneapolis, Minnesota	11%
R Class
	State Street Corporation Boston, Massachusetts Includes 17.27% registered for the benefit of ADP Access	22%
	National Financial Services Corp New York, New York	20%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	19%
One Choice 2055 Portfolio
Investor Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 17.11% registered for the benefit of Group Retirement Annuity Sep Acct II	21%
	Fidelity FIIOC TR Covington, Kentucky Includes 16.56% registered for the benefit of Certain Employee Benefit Plans	17%
	ING National Trust Windsor, Connecticut	8%
Institutional Class
	Orchard Trust Co LLC TR Greenwood Village, Colorado Includes 14.28% registered for the benefit of Heartland Health Savings Plan and 11.46% registered for the benefit of Employee Benefits Clients 401k	26%
	JPMorgan Chase TR American Century Executive Def Comp Plan Trust Overland Park, Kansas	23%
	National Financial Services LLC New York, New York	13%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	11%
	Fidelity FIIOC TR Covington, Kentucky	8%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2055 Portfolio
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 31.39% registered for the benefit of Group Retirement Annuity Sep Acct II and 7.46% registered for the benefit of AUL American Unit Trust Separate Account	39%
	State Street Corporation FBO ADP Access Boston, Massachusetts	25%
	DCGT Trustee &/or Custodian Des Moines, Iowa Includes 7.86% registered for the benefit of Principal Financial Group Qualified Prin Advtg Omnibus	9%
C Class
	NFS LLC FEBO NFS/FMTC IRA FBO Kevin J. Walters Omaha, Nebraska Includes 24.70% registered for the benefit of NFS/FMTC IRA FBO Kevin J Walters and 11.01% registered for the benefit of Katherine Sue Gauler TR Katherine Sue Gauler Living TR	36%
	Karen M. Pannullo & Joseph M. Pannullo JTWROS Bridgewater, New Jersey Shares owned of record and beneficially	11%
	RBC Capital Markets LLC Stephen Wheeler IRA Roth Hamden, Connecticut Shares owned of record and beneficially	10%
	SSB&T Cust for the IRA Roth of Rob Bulman Kearny, Arizona	10%
	American Enterprise Inv Svcs Minneapolis, Minnesota	7%
R Class
	State Street Corporation Boston, Massachusetts Includes 27.92% registered for the benefit of ADP Access	29%
	DCGT Trustee &/or Custodian FBO Principal Financial Group Qualified Prin Advtg Omnibus Des Moines, Iowa	21%
	ING Life Insurance and Annuity Co. Windsor, Connecticut	15%
	National Financial Services LLC New York, New York	10%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice Portfolio: Very Conservative
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	22%
One Choice Portfolio: Conservative
Investor Class
	None
One Choice Portfolio: Moderate
Investor Class
	None
One Choice Portfolio: Aggressive
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	24%
One Choice Portfolio: Very Aggressive
Investor Class
	None

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares or who own more than 25% of the voting securities of the corporation. A shareholder owning beneficially more than 25% of the corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of July 1, 2013, the funds’ officers and directors, as a group, owned less than 1% of any class of the funds’ outstanding shares.

Appendix B – Sales Charges and Payments to Dealers

Sales Charges

The sales charges applicable to the A and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and waivers of the A Class sales charge may be found in the funds’ prospectuses.

Shares of the A and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.

During the fiscal year ended July 31, 2012, the funds’ A Class did not pay any CDSCs to the funds’ distributor.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended July 31, 2012 were:

One Choice In Retirement Portfolio	$219
One Choice 2015 Portfolio	$677
One Choice 2020 Portfolio	$345
One Choice 2025 Portfolio	$1,239
One Choice 2030 Portfolio	$201
One Choice 2035 Portfolio	$276
One Choice 2040 Portfolio	$325
One Choice 2045 Portfolio	$25
One Choice 2050 Portfolio	$152
One Choice 2055 Portfolio	$0

Payments to Dealers

The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
Less than $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
$10,000,000 or more	0.25%

 B-1

No dealer commission will be paid on purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority (FINRA). Such payments will not change the price paid by investors for shares of the funds.

 B-2

Appendix C – Buying and Selling Fund Shares

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

Employer-Sponsored Retirement Plans

Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A, C, R and R6 Class shares. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.

Examples of employer-sponsored retirement plans include the following:

•	401(a) plans
•	pension plans
•	profit sharing plans
•	401(k) plans
•	money purchase plans
•	target benefit plans
•	Taft-Hartley multi-employer pension plans
•	SERP and “Top Hat” plans
•	ERISA trusts
•	employee benefit plans and trusts
•	employer-sponsored health plans
•	457 plans
•	KEOGH or HR(10) plans
•	employer-sponsored 403(b) plans
•	nonqualified deferred compensation plans
•	nonqualified excess benefit plans
•	nonqualified retirement plans

Traditional and Roth IRAs are not considered employer-sponsored retirement plans, and SIMPLE IRAs, SEP IRAs and SARSEPs are collectively referred to as Business IRAs. Business IRAs that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge.

R Class IRA Accounts established prior to August 1, 2006 may make additional purchases.

C-1

Waiver of Minimum Initial Investment Amounts — Institutional Class

A financial intermediary, upon receiving prior approval from American Century Investments, may waive applicable minimum initial investment amounts per shareholder for Institutional Class shares in the following situations:

•

Broker-dealers purchasing fund shares for clients in broker-sponsored discretionary fee-based advisory programs where the portfolio manager of the program acts on behalf of the shareholder through omnibus accounts;

•

Trust companies and bank wealth management organizations purchasing shares in a fiduciary, discretionary trustee or advisory account on behalf of the shareholder, through omnibus accounts or nominee name accounts;

•

Financial intermediaries with clients of a registered investment advisor (RIA) purchasing fund shares in fee based advisory accounts with a $100,000 initial minimum per client or $250,000 aggregated initial investment across multiple clients, where the RIA is purchasing shares through certain broker-dealers through omnibus accounts;

•	Qualified Tuition Programs under Section 529 that have entered into an agreement with the distributor; and
•	Certain other situations deemed appropriate by American Century Investments.

C-2

Notes

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-21591

CL-SAI-79253 1307

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

PART C OTHER INFORMATION

Item 28. Exhibits

     (a)     (1)     Articles of Amendment and Restatement of American Century Asset Allocation Portfolios, Inc., May 5, 2006 (filed electronically as Exhibit a to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on May 9, 2006, File No. 333-116351, and incorporated herein by reference).

(2)     Articles Supplementary of American Century Asset Allocation Portfolios, Inc., dated March 6, 2008 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 6, 2008, File No. 333-116351, and incorporated herein by reference).

(3)     Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated February 16, 2010 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on November 26, 2010, File No. 333-116351, and incorporated herein by reference).

(4)     Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated December 16, 2010 (filed electronically as Exhibit a4 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on December 29, 2010, File No. 333-116351, and incorporated herein by reference).

(5)     Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated May 2, 2013, are included herein.

(6)     Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated May 3, 2013, are included herein.

(b)     Amended and Restated Bylaws of American Century Asset Allocation Portfolios, Inc., dated December 4, 2012 (filed electronically as Exhibit b to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on May 2, 2013, File No. 333-116351, and incorporated herein by reference).

(c)     Registrant hereby incorporates by reference, as though set forth fully herein, the Fourth and Sixth Articles of the Registrant's Amended and Restated Articles of Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) herein.

     (d)     (1)     Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 30, 2011 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on March 30, 2011, File No. 333-116351, and incorporated herein by reference).

(2)     Restated Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of August 1, 2011 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on September 15, 2011, File No. 333-116351, and incorporated herein by reference).

(3)     Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective July 31, 2013, is included herein.

     (e)     (1)     Amended and Restated Distribution Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Services, Inc., effective July 31, 2013, is included herein.

(2)     Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds on April 30, 2007, File No. 333-43321, and incorporated herein by reference).

(f)     Not Applicable.

     (g)     (1)     Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(2)     Custody Fee Schedule with State Street Bank and Trust Company, dated as of July 29, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(3)     Notice of Additional Portfolios, dated July 31, 2013, is included herein.

(h)     Transfer Agency Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Services Corporation, dated as of August 31, 2004 (filed electronically as Exhibit h1 to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on August 30, 2004, File No. 333-116351, and incorporated herein by reference).

(i)     Opinion and Consent of Counsel, dated July 30, 2013, is included herein.

(j)     Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated July 26, 2013, is included herein.

(k)     Not Applicable.

(l)     Initial Capital Agreement, dated August 25, 2004 (filed electronically as Exhibit l to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on August 30, 2004, File No. 333-116351, and incorporated herein by reference).

     (m)     (1)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Asset Allocation Portfolios, Inc., dated March 30, 2011 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on March 30, 2011, File No. 333-116351, and incorporated herein by reference).

(2)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Asset Allocation Portfolios, Inc., dated March 30, 2011 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on March 30, 2011, File No. 333-116351, and incorporated herein by reference).

(3)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Asset Allocation Portfolios, Inc., dated March 30, 2011 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on March 30, 2011, File No. 333-116351, and incorporated herein by reference).

(n)     Amended and Restated Multiple Class Plan of American Century Asset Allocation Portfolios, Inc., dated March 30, 2011 (filed electronically as Exhibit n to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on March 30, 2011, File No. 333-116351, and incorporated herein by reference).

(o)     Reserved.

     (p)     (1)     American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 48 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2010, File No. 2-82734, and incorporated herein by reference).

(2)     Independent Directors’ Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

     (q)     (1)     Power of Attorney, dated December 4, 2012 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Capital Portfolios, Inc. on February 28, 2013, File No. 33-64872, and incorporated herein by reference).

(2)     Secretary’s Certificate, dated December 4, 2012 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Capital Portfolios, Inc. on February 28, 2013, File No. 33-64872, and incorporated herein by reference).

Item 29. Persons Controlled by or Under Common Control with Registrant

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.

American Century Capital Portfolios, Inc.

American Century Growth Funds, Inc.

American Century Mutual Funds, Inc.

American Century Strategic Asset Allocations, Inc.

American Century Variable Portfolios, Inc.

American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 30. Indemnification

The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31. Business and Other Connections of Investment Advisor

In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.

Edward Boyle (Vice President of ACIM). Served as Portfolio Manager, FX Concepts, principal address is 3 Park Ave, New York, NY 10016, 2007 to 2013.

Radu Gabudean (Vice President of ACIM). Served as Vice President of Quantitative Strategies, Barclays Capital, principal address is 745 7th Avenue, New York, NY 10019, 2010 to 2013.

Vinod Chandrashekaran (Senior Vice President of ACIM). Served as Head of Risk Management-Quantitative Equity and Global Macro strategies, BlackRock/Barclays Global Investors, 400 Howard Street, San Francisco, CA 94005, 2003 to 2013.

The principal address for ACIM is 4500 Main Street, Kansas City, MO 64111.

Item 32. Principal Underwriters

(a)     American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.

American Century California Tax-Free and Municipal Funds

American Century Capital Portfolios, Inc.

American Century Growth Funds, Inc.

American Century Government Income Trust

American Century International Bond Funds

American Century Investment Trust

American Century Municipal Trust

American Century Mutual Funds, Inc.

American Century Quantitative Equity Funds, Inc.

American Century Strategic Asset Allocations, Inc.

American Century Target Maturities Trust

American Century Variable Portfolios, Inc.

American Century Variable Portfolios II, Inc.

American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)     The following is a list of the directors and executive officers of ACIS as of May 15, 2013:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Peter Cieszko	Director, President and Chief Executive Officer	none

Gary P. Kostuke	Director and Senior Vice President	none

Barry C. Mayhew	Director and Senior Vice President	none

Martha G. Miller	Director and Senior Vice President	none

Sheila Hartnett-Devlin	Director and Senior Vice President	none

Steven J. McClain	Director and Senior Vice President	none

Joseph D’Agostino	Senior Vice President	none

Richard T. Luchinsky	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Joe Schultz	Senior Vice President	none

Elizabeth A. Young	Chief Privacy Officer, Senior AML Officer and Vice President	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

Matthew R. Beck	Vice President	none

David Bedrick	Vice President	none

Stacey L. Belford	Vice President	none

Hayden S. Berk	Vice President	none

Andrew M. Billingsley	Vice President	none

James D. Blythe	Vice President	none

James H. Breitenkamp	Vice President	none

Joel Brous	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

William Collins	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Ellen DeNicola	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

G. Patrick Dougherty	Vice President	none

Kenneth J. Dougherty	Vice President	none

Ryan C. Dreier	Vice President	none

Kevin G. Eknaian	Vice President	none

Jill A. Farrell	Vice President	none

Robert Finley	Vice President	none

David R. Ford	Vice President	none

William D. Ford	Vice President	none

Michael C. Galkoski	Vice President	none

Diane Gallagher	Vice President	none

Gregory O. Garvin	Vice President	none

Owen Geisz	Vice President	none

Aysun Gelisen	Vice President	none

Wendy Costigan Goodyear	Vice President	none

John (Jay) L. Green	Vice President	none

Michael K. Green	Vice President	none

Brandon G. Grier	Vice President	none

Steven Hanson	Vice President	none

Marni B. Harp	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

B.D. Horton	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Wesley S. Kabance	Vice President	none

David A. Keefer	Vice President	none

Christopher W. Kilroy	Vice President	none

Matthew S. Kives	Vice President	none

William L. Kreiling	Vice President	none

Jack R. Kulpa	Vice President	none

Maria Kutscher	Vice President	none

Michael LaPointe	Vice President	none

John A. Leis	Vice President	none

Edward Lettieri	Vice President	none

Jesse C. Martin	Vice President	none

Thomas C. McCarthy	Vice President	none

James C. McCoun	Vice President	none

Jeff McCroy	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Peter J. McHugh	Vice President	none

Victor V. Melinauskas	Vice President	none

Christopher M. Monachino	Vice President	none

Debra K. Morris	Vice President	none

Sandra K. Morris	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kathleen L. Nelkin	Vice President	none

Kelly A. Ness	Vice President	none

Jay W. Newnum	Vice President	none

John E. O’Connor	Vice President	none

Patrick J. Palmer	Vice President	none

Christy A. Poe	Vice President	none

JP Raflo	Vice President	none

Douglas K. Reber	Vice President	none

Cheryl Redline	Vice President and Treasurer	none

David E. Rogers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Michael (Mick) F. Schell	Vice President	none

Amy D. Schumaker	Vice President and Chief Compliance Officer	none

Tracey L. Shank	Vice President	none

Daniel E. Shepard	Vice President	none

Steven Silverman	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Kenneth Sussi	Vice President	none

Stephen C. Thune	Vice President	none

Robert Thurling	Vice President	none

Tina Ussery-Franklin	Vice President	none

Margaret E. VanWagoner	Vice President	none

James T. Walden	Vice President	none

J. Mitch Wurzer	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c)     Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, 2121 Rosecrans, Suite 4345, El Segundo, CA 90245 and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; and State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, MA 02111.

Item 34. Management Services – Not Applicable.

Item 35. Undertakings – Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 30th day of July 2013.

.

American Century Asset Allocation Portfolios, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
* _________________________________ Jonathan S. Thomas	President and Director	July 30, 2013

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	July 30, 2013

* _________________________________ Thomas A. Brown	Director	July 30, 2013

* _________________________________ Barry Fink	Director	July 30, 2013

* _________________________________ Andrea C. Hall, Ph.D.	Director	July 30, 2013

* _________________________________ Jan M. Lewis	Director	July 30, 2013

* _________________________________ James A. Olson	Director	July 30, 2013

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	July 30, 2013

* _________________________________ M. Jeannine Strandjord	Director	July 30, 2013

* _________________________________ John R. Whitten	Director	July 30, 2013

* _________________________________ Stephen E. Yates	Director	July 30, 2013

*By: /s/ Brian L. Brogan Brian L. Brogan Attorney in Fact (pursuant to Power of Attorney dated December 4, 2012)

EXHIBIT INDEX

EXHIBIT	DESCRIPTION OF DOCUMENT

NUMBER

EXHIBIT (a) (5)	Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated May 2, 2013.

EXHIBIT (a) (6)	Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated May 3, 2013.

EXHIBIT (d) (3)	Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective July 31, 2013.

EXHIBIT (e) (1)	Amended and Restated Distribution Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Services, Inc., effective July 31, 2013.

EXHIBIT (g) (3)	Notice of Additional Portfolios, dated July 31, 2013.

EXHIBIT (i)	Opinion and Consent of Counsel, dated July 30, 2013.

EXHIBIT (j)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated July 26, 2013.